[LOGO]
USAA(R)

                         USAA EXTENDED MARKET
                                       INDEX Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  June 30, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]
                      IT'S IMPORTANT TO REMEMBER THAT IT'S
[PHOTO]               NEVER A GOOD IDEA TO LET THE EMOTIONS
                        OF THE MOMENT DISRUPT A SOUND,
                       LOGICAL LONG-TERM INVESTMENT PLAN.
                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 Certainly, investors have been confronted by many challenges in the past months, including news of corporate accounting scandals, economic uncertainty,and volatility in the financial markets.

                 Although this has been a painful period, the financial markets are working through the excesses of the 1990s. Ethical misdeeds among corporate executives are being punished. Accounting standards are being reevaluated, as is the role of securities analysts. We believe that America's financial infrastructure will be stronger in the end. That being said, it's important to remember that it's never a good idea to let the emotions of the moment disrupt a sound, logical long-term investment plan. In fact, in many cases, the best time to make sound investment buys is when pessimism is rampant throughout the markets and select opportunities become available. An indexing approach (investing across a broad spectrum of industries and company sizes) to investing has been -- and will continue to be -- an effective long-term strategy that requires patience through all market conditions.

                 In some ways, investors are being forced to get over a 10-year eating binge. For a long time, we engaged in unhealthy activities. Now we're trying to get back into top shape, to develop new habits,and be disciplined about following them. This won't

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 happen overnight. To learn new habits, we must be patient and maintain an optimistic outlook.

                 The bright side to the last few years is that Americans have re-learned some fundamental financial truths. First, after a period of excess, market values will correct themselves and move back into balance. And second, we have to save money as well as spend it. We should all have a long-term plan with a diversification strategy, and we should stick to it. However, if we have trouble sleeping at night, we should consider reducing our risk exposure.

                 We are privileged to be trusted with your investment assets, and we are proud to serve our shareholders. Thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          1

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

     Financial Statements                                           6

     Financial Highlights                                           9

     Notes to Financial Statements                                 10

   MASTER EXTENDED MARKET INDEX SERIES:

     Schedule of Investments                                       15

     Financial Statements                                          58

     Financial Highlights                                          61

     Notes to Financial Statements                                 62

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests all assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund with a substantially similar investment objective, advised by Merrill Lynch Quantitative Advisers; at least 80% of the Portfolio's assets will be invested in stocks of companies that are included in the Wilshire 4500 Index.

--------------------------------------------------------------------------------
                                       6/30/02                   12/31/01
--------------------------------------------------------------------------------
Net Assets                         $23.4 Million              $17.4 Million
Net Asset Value Per Share             $7.65                      $8.35

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------
12/31/01 TO 6/30/02*           1 YEAR               SINCE INCEPTION ON 10/27/00
      -8.38%                  -13.13%                         -13.76%

                 * TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                    [CHART]

                       CUMULATIVE PERFORMANCE COMPARISON

                      USAA EXTENDED          WILSHIRE 4500
                    MARKET INDEX FUND            INDEX
                      ---------------------------------------

   *  10/30/2000       10,000.00               10,000.00
        10/31/00       10,400.00               10,468.00
        11/30/00        8,840.00                 8685.30
        12/31/00        9,360.00                 9235.08
        01/31/01        9,750.00                 9737.47
        02/28/01        8,670.00                 8554.37
        03/31/01        7,960.00                 7769.07
        04/30/01        8,750.00                 8591.04
        05/31/01        8,940.00                 8794.65
        06/30/01        8,980.00                 8865.89
        07/31/01        8,600.00                 8453.62
        08/31/01        8,200.00                 8042.78
        09/30/01        7,160.00                 7008.48
        10/31/01        7,520.00                 7375.72
        11/30/01        8,100.00                 7948.81
        12/31/01        8,515.19                 8374.87
        01/31/02        8,362.22                 8216.58
        02/28/02        8,127.67                 7984.06
        03/31/02        8,678.36                 8525.37
        04/30/02        8,576.38                 8441.83
        05/31/02        8,372.42                 8255.26
        06/30/02        7,801.34                 7690.60

                       DATA FROM 10/30/00* THROUGH 6/30/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market-capitalization-weighted index of approximately 6,200 U.S. equity securities. The Wilshire 4500 Index includes all of the stocks in the Wilshire 5000 except stocks included in the S&P 500 Index.

                 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. [MIDDOT] INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

                 The portfolio met its objective of replicating the return of its benchmark. For the six months ended June 30, 2002, the USAA Extended Market Index Fund returned -8.38%, compared to a -8.17% return for the Wilshire 4500 Index.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

                 The first half of 2002 remained excessively volatile, being dominated by concerns over accounting standards and fraudulent practices in some of the country's largest companies. Geopolitical concerns also occupied investors, with renewed conflict in the Middle East and the threat of war between India and Pakistan adding to negative sentiment. Despite the mixed market sentiment and lackluster return for the Wilshire 4500 Index, there was some evidence of a recovery in the economy during the period; however, the end of the period still saw lackluster performance by the major market indexes.

WHAT CONTRIBUTED TO PERFORMANCE?

                 The double-digit gain of the fourth quarter of 2001 was not sustained in 2002, mainly because of continued uncertainties throughout the period. Despite the negative return, small-cap and mid-cap stocks proved a better place to be as they continued to outperform large-cap stocks, demonstrated by the outperformance of the Wilshire 4500 Index over the Wilshire 5000 Index by 3.6%. (The Wilshire 5000 Index returned -11.77% for the six-month period.) The Wilshire 5000 Index is a market-capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 5000 includes all of the stocks in the Wilshire 4500, in addition to stocks included in the S&P 500 Index.

                 A noticeable trend during the period was the leadership of value over growth stocks, a reversal of the growth-over-value trend in the

                 REFER TO PAGE 2 FOR THE WILSHIRE 4500 INDEX DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 last quarter of 2001. This bias toward value is probably attributable to investors' disappointment with future growth prospects for growth firms as industry overcapacity and dwindling capital expenditures continue to dampen recovery for those companies.

                 The Federal Reserve Board (the Fed) decided to leave the federal funds rate unchanged during the period, at its 40-year low of 1.75%. At the end of the period, there were indications that economic activity was continuing to increase. However, both the upward impetus from the swing in inventory investment and the growth in final demand appear to have moderated. The Fed expects the rate of increase of final demand to pick up over upcoming quarters, supported in part by robust underlying growth in productivity, but the degree of the strengthening remains uncertain.

WHAT IS YOUR VIEW, GOING FORWARD?

                 Despite a difficult first half of the year, the economy did show evidence of a recovery during the period. Nevertheless, current events and other factors will likely play a significant role in the direction the economy could turn. The terrorist crisis in the Middle East and its influence on our sense of freedom and safety, as well as ongoing accounting fears and negative corporate announcements, all lead us to expect the market to continue to be choppy and rotational as these factors battle with improving economic statistics. However, as the Fed keeps its prospects for continued productivity growth and works toward price stability and sustainable economic growth in the global economy, the outlook for the markets seems favorable.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

----------------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
----------------------------------------------------------
Berkshire Hathaway Inc. (Class A)                    3.8%
Liberty Media Corporation (Class A)                  0.9%
United Parcel Service, Inc. (Class B)                0.9%
Prudential Financial, Inc.                           0.8%
eBay Inc.                                            0.7%
Cox Communications, Inc. (Class A)                   0.6%
The Goldman Sachs Group, Inc.                        0.6%
Electronic Arts Inc.                                 0.4%
Kraft Foods Inc. (Class A)                           0.4%
The Principal Financial Group, Inc.                  0.4%
----------------------------------------------------------

----------------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
----------------------------------------------------------
Miscellaneous Finance                               13.9%
Business Services                                   11.0%
Drugs & Medicine                                     9.2%
Banks                                                6.9%
Electronics                                          5.1%
Insurance                                            4.0%
Media                                                4.0%
Retail                                               3.5%
Producer Goods                                       3.3%
Energy & Utilities                                   3.2%
----------------------------------------------------------

        YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON
                                  PAGES 15-57.

6

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

ASSETS
   Investment in Master Extended Market Index Series, at value               $ 23,366,592
   Receivable due from Manager                                                     47,072
                                                                             ------------
Total assets                                                                   23,413,664
                                                                             ------------

LIABILITIES
   USAA Transfer Agency Company                                                     5,913
   Accounts payable and accrued expenses                                            6,497
                                                                             ------------
Total liabilities                                                                  12,410
                                                                             ------------
Net assets applicable to capital shares outstanding                          $ 23,401,254
                                                                             ============

REPRESENTED BY:
   Paid-in capital                                                           $ 29,875,676
   Accumulated undistributed net investment income                                 86,159
   Accumulated net realized loss from investments and
      futures transactions                                                     (1,707,441)
   Net unrealized depreciation on investments and futures
      contracts                                                                (4,853,140)
                                                                             ------------
Net assets applicable to capital shares outstanding                          $ 23,401,254
                                                                             ============
Capital shares outstanding ($.01 par value per share,
   100,000,000 shares authorized)                                               3,058,574
                                                                             ============
Net asset value, redemption price, and offering price per share              $       7.65
                                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends                                                   $     96,192
    Interest                                                           9,344
    Securities lending - net                                           1,800
    Other                                                              4,375
                                                                ------------
      Total income                                                   111,711
         Expenses                                                     (8,612)
                                                                ------------
  Net allocated investment income                                    103,099
                                                                ------------

  Expenses
    Administrative fees                                               40,707
    Transfer agent's fees                                             32,106
    Custodian's fees                                                   1,526
    Shareholder reporting fees                                         7,100
    Postage                                                            7,678
    Directors' fees                                                    3,403
    Registration fees                                                 11,339
    Professional fees                                                 13,969
    Other                                                              7,850
                                                                ------------
      Total expenses before reimbursement                            125,678
    Expenses reimbursed                                              (80,758)
                                                                ------------
      Total expenses after reimbursement                              44,920
                                                                ------------
         Net investment income                                        58,179
                                                                ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES

  Net realized loss from investment transactions                     (79,458)
  Net realized loss from futures transactions                       (115,145)
  Net change in unrealized appreciation/depreciation on
    investments and futures contracts                             (1,852,581)
                                                                ------------
      Net realized and unrealized loss on investments and
         futures contracts                                        (2,047,184)
                                                                ------------
Net decrease in net assets resulting from operations            $ (1,989,005)
                                                                ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2001

                                                             6/30/2002       12/31/2001
                                                           ------------------------------
FROM OPERATIONS

  Net investment income                                    $    58,179     $    187,586
  Net realized loss from investment
    and futures transactions                                  (194,603)        (565,236)
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts                    (1,852,581)      (1,479,705)
                                                           ----------------------------
Net decrease in net assets from operations                  (1,989,005)      (1,857,355)
                                                           ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  Net investment income                                              -         (242,820)
                                                           ----------------------------
  Net realized gains                                                 -          (85,348)
                                                           ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                 10,381,783       16,605,207
  Reinvested dividends                                               -          317,892
  Cost of shares redeemed                                   (2,363,096)     (18,160,864)
                                                           ----------------------------
Net increase (decrease) in net assets from capital share
  transactions                                               8,018,687       (1,237,765)
                                                           ----------------------------
Net increase (decrease) in net assets                        6,029,682       (3,423,288)

NET ASSETS

  Beginning of period                                       17,371,572       20,794,860
                                                           ----------------------------
  End of period                                            $23,401,254     $ 17,371,572
                                                           ============================
Accumulated undistributed net investment income:
  End of period                                            $    86,159     $     27,980
                                                           ============================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                1,265,075        1,967,932
  Shares issued for reinvested dividends                             -           39,786
  Shares redeemed                                             (287,996)      (2,148,742)
                                                           ----------------------------
Increase (decrease) in shares outstanding                      977,079         (141,024)
                                                           ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

F I N A N C I A L
=================---------------------------------------------------------------
                  HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                SIX-MONTH PERIOD          YEAR ENDED      PERIOD ENDED
                                                                  ENDED JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                -------------------------------------------------------
                                                                            2002                2001              2000*
                                                                -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period                                  $   8.35           $    9.36         $   10.00
                                                                        ----------------------------------------------
Income (loss) from investment operations:
   Net investment income                                                     .02                 .10               .03(b)
                                                                        ----------------------------------------------
   Net realized and unrealized loss on investments
          and futures transactions                                          (.72)               (.95)             (.67)
                                                                        ----------------------------------------------
Total from investment operations                                            (.70)               (.85)             (.64)
                                                                        ----------------------------------------------
Less distributions:
   From net investment income                                                  -                (.12)                -
   From realized capital gains                                                 -                (.04)                -
                                                                        ----------------------------------------------
Total distributions                                                            -                (.16)                -
                                                                        ----------------------------------------------
Net asset value at end of period                                        $   7.65           $    8.35         $    9.36
                                                                        ==============================================
Total return (%)**                                                         (8.38)              (9.03)            (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)                                       $ 23,401           $  17,372         $  20,795
Ratios to average net assets:
   Net investment income (%)                                                 .54(a)              .97              1.54(a)
   Expenses, including net expenses of the
      Master Extended Market Index Series (%)                                .50(a)              .50               .50(a)
   Expenses before reimbursements, including gross expenses
      of the Master Extended Market Index Series (%)                        1.31(a)             1.61              2.81(a)
Portfolio turnover (%)***                                                  19.86               97.51              8.88

  * Fund commenced operations on October 27, 2000.
 ** Assumes reinvestment of all dividend income distributions during the period. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

N O T E S
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          to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. At June 30, 2002, the Fund's investment was 22.69% of the Series.

                 The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                    A. VALUATION OF INVESTMENTS - The Fund records its
                       investment in the Series at value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in the notes to the Series' financial statements included elsewhere in this report.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                    B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

                    C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations,which may differ from generally accepted accounting principles. The tax basis of distributions and components of net assets will be determined based upon the Fund's tax year-end of December 31, 2002, in accordance with applicable tax law.

                    D. DISTRIBUTIONS - Distributions to shareholders are
                       recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $1,415,065, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

12

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                    E. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling
                 $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2002.

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. ADMINISTRATIVE FEES - The Fund has entered into an
                       Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                       administrative fees are computed at an annualized rate of 0.38% of its average net assets, accrued daily and paid monthly. Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

                       The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of its annual average net assets through April 30, 2003, and accordingly has waived a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets.

                    B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $26 per shareholder account, plus out-of-pocket expenses.

                    C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

                    D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services

14

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                       provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(5) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditor since the Fund's inception on October 27, 2000. From that date through the year ended December 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor and through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
---------------------------------------------------------------------------------------------------------------------------
   900    @Road, Inc.+                             $  5,553     6,800    ANC Rental Corporation+                 $  1,224
   500    1-800 CONTACTS, Inc.+                       6,746     1,100    ANSYS, Inc.+                              22,110
 1,100    1-800-FLOWERS.COM, Inc.+                   12,276     1,100    A.O. Smith Corporation                    34,331
   300    1st Source Corporation                      7,416     2,000    APAC Customer Services Inc.+              11,800
 5,700    the 3DO Company+                            3,307     1,000    APCO Argentina Inc.                       18,750
 1,800    3 Dimensional Pharmaceuticals, Inc.+        8,010     3,800    APW Ltd.+                                    152
13,400    3Com Corporation+                          58,960       700    ARAMARK Corporation (Class B)+            17,500
   200    3D Systems Corporation+                     2,440     1,300    ARIAD Pharmaceuticals, Inc.+               5,408
   400    3Dfx Interactive, Inc.+                        20       300    ASB Financial Corp.                        3,477
   500    3TEC Energy Corporation+                    8,715     1,500    A.S.V., Inc.+                             17,880
 1,000    4Kids Entertainment, Inc.+                 20,230     7,300    AT&T Latin America Corp. (Class A)+        3,942
 4,400    7-Eleven, Inc.+                            35,420     1,500    ATA Holdings Corp.+                       10,290
 3,600    21st Century Insurance Group               68,400     1,100    ATG Inc.+                                      -
   300    24/7 Media, Inc.+                              60       700    ATMI, Inc.+                               15,659
 2,666    99 Cents Only Stores+                      68,383       300    ATP Oil & Gas Corporation+                   909
 1,900    A. Schulman, Inc.                          40,753       900    ATS Medical, Inc.+                           495
 1,300    AAR Corp.                                  13,260       500    ATSI Communications, Inc.+                    75
11,300    ABC Dispensing Technologies, Inc.+              8     2,300    AVANIR Pharmaceuticals (Class A)+          2,990
   800    ABIOMED, Inc.+                              6,783     9,400    AVANT Immunotherapeutics, Inc.+           10,528
 2,600    ABM Industries, Inc.                       45,136     6,900    AVX Corporation                          112,677
   600    A.C. Moore Arts & Crafts, Inc.+            28,410     1,100    AVI BioPharma, Inc.+                       3,234
 2,600    ACT Manufacturing, Inc.+                      130       900    AXT, Inc.+                                 7,182
 2,200    ACTV, Inc.+                                 2,530     1,100    aaiPharma Inc.+                           24,728
   500    ADE Corporation+                            5,725       500    Aaon, Inc.+                                9,385
 1,000    ADVO Systems, Inc.+                        38,070       200    Aaron Rents, Inc. (Class A)                4,500
   800    AFC Enterprises, Inc.+                     25,000     3,900    Abercrombie & Fitch Co. (Class A)+        94,068
 3,000    A.G. Edwards, Inc.                        116,610     3,500    Abgenix, Inc.+                            34,615
 3,523    AGCO Corporation+                          68,698       600    Able Energy, Inc.+                         2,100
 2,400    AGL Resources Inc.                         55,680       400    Ablest, Inc.+                              1,420
 4,300    A.H. Belo Corporation (Class A)            97,223       110    Acacia Research Corporation+                 781
 4,300    AK Steel Holding Corporation+              55,083     1,000    Acadia Realty Trust                        8,150
 2,400    ALARIS Medical, Inc.+                      15,984     5,400    Acclaim Entertainment Inc.+               19,008
 3,200    ALLETE, Inc.                               86,720     1,069    Accredo Health, Incorporated+             49,335
   600    A.M. Castle & Company                       7,488       300    Accrue Software, Inc.+                        45
 3,400    AMB Property Corporation                  105,400       200    Aceto Corporation                          2,132
 1,700    AMC Entertainment Inc.+                    24,140     1,400    Aclara Biosciences Inc.+                   2,408
   200    AMCOL International Corporation             1,290       200    Acme Communications, Inc.+                 1,578
   400    AMCORE Financial, Inc.                      9,268     1,500    Actel Corp.+                              31,530
 1,300    AMERIGROUP Corporation+                    35,464     1,000    Action Performance Companies, Inc.+       31,600
 1,300    AMETEK, Inc.                               48,425     1,600    Active Power, Inc.+                        5,776
 1,300    AMN Healthcare Services, Inc.+             45,513     2,200    Activision, Inc.+                         63,932
 2,200    ANADIGICS, Inc.+                           18,128     1,300    Actrade Financial Technologies, Ltd.+     13,546

16

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   700    Actuant Corporation (Class A)+          $  28,875     1,900    Airborne, Inc.                         $  36,480
 2,400    Actuate Corporation+                       10,800     2,600    Airgas, Inc.+                             44,980
   800    Acuity Brands, Inc.                        14,560     1,000    AirGate PCS, Inc.+                         1,000
 3,700    Acxiom Corp.+                              64,713       200    Airnet Communications Corporation+           158
 4,200    Adaptec, Inc.+                             33,138       800    AirTran Holdings, Inc.+                    4,280
 3,388    Adelphia Business Solutions, Inc.+             34     5,300    Akamai Technologies, Inc.+                 6,890
   200    Adept Technology, Inc.+                       420       400    Akorn, Inc.+                                 240
 1,800    Administaff, Inc.+                         18,000       900    Aksys, Ltd.+                               6,210
 1,200    Adolor Corporation+                        13,512       200    Alabama National BanCorporation            8,658
 1,400    Adtran, Inc.+                              26,599       400    Alamo Group Inc.                           6,200
 3,600    Advanced Digital Information                          3,500    Alamosa Holdings, Inc.+                    4,935
             Corporation+                            30,348     1,100    Alaska Air Group, Inc.+                   28,710
 1,300    Advanced Energy Industries, Inc.+          28,834     2,000    Alaska Communications Systems
 3,200    Advanced Fibre Communications, Inc.+       52,928                 Holdings, Inc.+                         9,498
   200    Advanced Lighting Technologies, Inc.+         160     1,300    Albany International Corp. (Class A)      34,983
 1,200    Advanced Marketing Services, Inc.          21,960     1,300    Albany Molecular Research, Inc.+          27,482
   900    Advanced Neuromodulation                              1,700    Albemarle                                 52,275
             Systems, Inc.+                          27,450     1,600    Alexander & Baldwin, Inc.                 40,848
   400    Advanced Power Technology, Inc.+            5,796       700    Alexandria Real Estate Equities, Inc.     34,538
   100    Advanced Switching                                    1,300    Alexion Pharmaceuticals, Inc.+            19,695
             Communications, Inc.+                      112     3,400    Alfa Corporation                          39,780
   200    Advanced Tissue Sciences, Inc.+               288       300    Alico, Inc.                                8,817
 3,200    AdvancePCS+                                76,608     1,900    Align Technology, Inc.+                    7,678
 1,700    Advanta Corp.                              18,462     2,600    Alkermes, Inc.+                           41,626
 2,700    Advantica Restaurant Group, Inc.+           2,511     4,038    All-American SportPark, Inc.+                 61
 1,300    Advent Software, Inc.+                     33,410       300    Allcity Insurance Company+                   105
   800    The Advisory Board Company+                28,992       308    Alleghany Corporation+                    58,828
 1,500    Aegis Realty, Inc.                         16,800     7,300    Allegiance Telecom, Inc.+                 13,359
 2,400    Aeroflex Incorporated+                     16,680     1,500    Allen Telecom Inc.+                        6,375
   900    Aeropostale, Inc.+                         24,633     3,200    Alliance Capital Management
   200    Aerosonic Corporation+                      4,754                 Holding LP                            109,600
 4,200    Aether Systems, Inc.+                      12,390     1,400    Alliance Fiber Optic Products, Inc.+         994
 5,200    Affiliated Computer Services,                         2,800    Alliance Gaming Corporation+              34,916
             Inc. (Class A)+                        246,896     1,100    Alliance Imaging, Inc.+                   14,850
   900    Affiliated Managers Group, Inc.+           55,350     2,500    Alliance Pharmaceutical Corp.+             3,875
 2,300    Affymetrix, Inc.+                          55,177     2,900    Alliance Semiconductor Corporation+       20,590
 1,500    Aftermarket Technology Corp.+              29,235     3,500    Alliant Energy Corporation                89,950
66,900    Agere Systems Inc. (Class A)+              93,660     1,462    Alliant Techsystems Inc.+                 93,276
 1,900    Agile Software Corporation+                13,813     4,100    Allied Capital Corporation                92,865
   900    Agree Realty Corporation                   17,280     2,000    Allmerica Financial Corporation+          92,400
 1,700    Air Methods Corporation+                   15,334       200    Allos Therapeutics Inc.+                   1,808

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 2,300    Alloy, Inc.+                            $  33,212     1,200    American Physicians Capital, Inc.+     $  22,151
   800    Allscripts Healthcare Solutions, Inc.+      2,992       600    American Real Estate Partners, LP+         5,820
 2,000    Alpharma, Inc. (Class A)                   33,960       500    American Realty Investors, Inc.+           5,585
   800    Altair International, Inc.+                   400     3,400    American Software, Inc. (Class A)+        11,152
14,900    Amazon.com, Inc.+                         242,125       150    American States Water Company              3,975
   400    Ambassadors International, Inc.+            4,024       800    American Superconductor Corporation+       4,368
 1,500    Amedisys, Inc.+                            15,472       100    American Technical Ceramics Corp.+           500
   900    AmerAlia, Inc.+                               513     7,300    American Tower Corporation
   200    Ameriana Bancorp                            2,840                 (Class A)+                             25,185
 2,700    America First Mortgage                                4,000    American Water Works Company, Inc.       172,840
             Investments, Inc.                       26,595       500    American Woodmark Corporation             28,065
 2,900    America West Holdings                                 3,300    AmeriCredit Corp.+                        92,565
             Corporation (Class B)+                   7,946     1,200    AmeriPath, Inc.+                          28,800
 1,900    American Axle & Manufacturing                         1,000    Ameristar Casinos, Inc.+                  29,060
             Holdings, Inc.+                         56,506     8,000    Ameritrade Holding Corporation
   200    American Biltrite Inc.                      2,440                 (Class A)+                             36,800
 1,500    American Capital Strategies, Ltd.          41,205       100    AmeriVest Properties Inc.                    610
   100    American Classic Voyages Co.+                   -       200    Ameron International Corporation          14,450
 2,750    American Eagle Outfitters, Inc.+           58,135     1,600    AmerUs Group Co.                          59,360
 2,900    American Financial Group, Inc.             69,310       200    Ames Department Stores, Inc.+                 20
 1,100    American Healthways, Inc.+                 19,580     6,600    Amkor Technology, Inc.+                   41,052
   500    American Home Mortgage                                1,200    Amli Residential Properties Trust         31,200
             Holdings, Inc.                           6,245       100    Ampal-American Israel Corporation
   700    American Insured Mortgage                                         (Class A)+                                362
             Investors LP, Series 86                  2,177       200    Ampco-Pittsburgh Corporation               2,400
   400    American Insured Mortgage                             1,800    Amphenol Corp. (Class A)+                 64,800
             Investors LP, Series 88                  1,956     1,200    AmSurg Corp.+                             31,512
   500    American Italian Pasta Company                          100    Amtech Systems, Inc.+                        534
             (Class A)+                              25,495     3,900    Amylin Pharmaceuticals, Inc.+             42,666
   200    American Land Lease, Inc.                   3,050       800    Analogic Corporation                      39,336
 1,700    American Management Systems,                            200    Analysts International Corporation           850
             Incorporated+                           32,487     1,800    Anaren Microwave, Inc.+                   15,552
 1,000    American Medical Security                             1,600    Anchor Bancorp, Inc.                      38,576
             Group, Inc.+                            23,940       300    The Andersons, Inc.                        4,080
 1,300    American Medical Systems                              2,800    Andrx Group+                              75,516
             Holdings, Inc.+                         26,078     1,600    Anixter International Inc.+               37,184
   800    American National Bankshares Inc.          21,912     3,300    Annaly Mortgage Management Inc.           64,020
 1,100    American National Insurance                           1,250    AnnTaylor Stores Corporation+             31,737
             Company                                105,930       500    Ansoft Corporation+                        2,940
 2,700    American Online Latin America,                        1,900    AnswerThink Consulting Group, Inc.+        7,201
             Inc. (Class A)+                          1,674     1,000    Anteon International Corporation+         25,280

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 4,100    Anthem, Inc.+                          $  276,668     1,500    Arkansas Best Corporation+             $  38,220
   800    Anthracite Capital, Inc.                   10,600     1,200    Armor Holdings, Inc.+                     30,600
 2,300    Antigenics Inc.+                           22,655     1,600    Armstrong Holdings, Inc.+                  2,864
 1,500    Anworth Mortgage Asset Corporation+        20,985       800    ArQule, Inc.+                              5,400
 3,200    Apartment Investment &                                1,100    Array BioPharma Inc.+                     10,604
             Management Company (Class A)           157,440     4,900    Arris Group Inc.+                         21,952
 2,000    Apex Mortgage Capital, Inc.+               29,980     4,000    Arrow Electronics, Inc.+                  83,000
   800    Aphton Corporation+                         6,000       320    Arrow Financial Corporation               10,877
   900    Apogee Enterprises, Inc.                   12,924       600    Arrow International, Inc.                 23,430
 4,300    Apogent Technologies Inc.+                 88,451     8,300    Art Technology Group, Inc.+                8,383
   100    Appiant Technologies Inc.+                     29       300    Artemis International Solutions
 2,250    Applebee's International, Inc.             51,637                 Corporation+                                5
 2,700    Applera Corporation - Celera                            100    Artesian Resources Corporation
             Genomics Group+                         32,400                 (Class A)                               2,899
   900    Applica Incorporated+                      11,160     3,100    Artesyn Technologies, Inc.+               20,091
   600    Applied Digital Solutions, Inc.+              390     1,600    ArthroCare Corporation+                   20,576
   800    Applied Industrial Technologies, Inc.      15,600     3,300    Arthur J. Gallagher & Co.                114,345
   600    Applied Innovation Inc.+                    2,556     2,700    ArvinMeritor, Inc.                        64,800
   100    Applied Molecular Evolution+                  578       300    Asbury Automotive Group Inc.+              4,080
   200    AppliedTheory Corporation+                      1    10,200    Ascential Software Corporation+           28,458
 2,200    Apria Healthcare Group Inc.+               49,280       300    Ask Jeeves, Inc.+                            309
 1,500    AptarGroup, Inc.                           46,125     2,100    Aspect Communications Corporation+         6,720
 5,610    Aquila, Inc.                               44,880       700    Aspect Medical Systems, Inc.+              2,520
 3,600    Arabian American Development                          2,200    Aspen Technology, Inc.+                   18,348
             Company+                                   576     2,850    Associated Banc-Corp.                    107,473
   300    Aradigm Corporation+                        1,309       800    Astec Industries, Inc.+                   12,872
 1,200    Arbitron Inc.+                             37,440     3,700    Astoria Financial Corporation            118,585
 1,400    Arch Capital Group Ltd.+                   39,410     1,250    AstroPower, Inc.+                         24,550
   300    Arch Chemicals, Inc.                        7,410     1,400    Asyst Technologies, Inc.+                 28,490
 2,100    Arch Coal, Inc.                            47,691     2,100    At Home Corporation (Class A)+                 4
 1,200    Arch Wireless, Inc.+                            -       200    Atalanta/Sosnoff Capital Corporation       2,150
 6,975    Archstone-Smith Trust                     186,232       700    Atlantic American Corporation+             1,645
 1,700    Arctic Cat Inc.                            29,561     1,400    Atlantic Coast Airlines Holdings, Inc.+   30,380
   200    Arden Group, Inc. (Class A)+               12,002       600    Atlantic Premium Brands, Ltd.+             1,560
 2,700    Arden Realty, Inc.                         75,978       300    Atlantic Realty Trust                      2,730
   200    Ardent Communications, Inc.+                    6       200    Atlantic Tele-Network, Inc.                3,040
 2,700    AremisSoft Corporation+                       702       400    Atlantis Plastics, Inc.+                   1,620
 1,100    Arena Pharmaceuticals, Inc.+                9,240     2,800    Atlas Air, Inc.+                          10,360
   900    Argonaut Group, Inc.                       19,278    18,500    Atmel Corporation+                       115,810
 1,100    Argosy Gaming Company+                     31,240     1,000    Atmos Energy Corporation                  23,440
10,400    Ariba, Inc.+                               33,176     1,300    Atrix Laboratories, Inc.+                 28,925

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   700    Atwood Oceanics, Inc.+                  $  26,250     1,000    Baldwin & Lyons, Inc. (Class B)        $  22,830
   200    Audiovox Corporation (Class A)+             1,590     1,500    Bally Total Fitness Holding
 2,900    Aurora Food Inc.(a)+                        4,350                 Corporation+                           28,065
 1,800    Auspex Systems, Inc.+                         452       400    BancFirst Corporation                     18,556
   300    autobytel.com inc+                            915       200    Bancorp Connecticut, Inc.                  5,612
12,800    AutoNation, Inc.+                         185,600     3,300    BancorpSouth, Inc.                        66,660
 2,800    Avalonbay Communities, Inc.               130,032       300    BancTrust Financial Group, Inc.            3,555
 2,800    Avanex Corporation+                         5,432       800    Bandag, Incorporated                      22,656
   800    Avatar Holdings Inc.+                      22,432       200    Bank Mutual Corporation                    4,074
   400    Avenue A, Inc.+                             1,424       525    Bank of Granite Corp.                     10,337
   700    Aviall, Inc.+                               9,800     3,000    Bank of Hawaii Corporation                84,000
 1,200    Aviation General, Incorporated+               504     2,100    BankAtlantic Bancorp, Inc. (Class A)      26,040
 6,600    Avici Systems Inc.+                         6,666     6,016    Banknorth Group, Inc.                    156,536
 1,600    Avid Technology, Inc.+                     14,816     1,000    BankUnited Financial Corporation
   100    Avigen, Inc.+                                 941                 (Class A)+                             19,150
 1,100    Avista Corporation                         15,180     1,400    Banta Corporation                         50,260
 4,574    Avnet, Inc.                               100,582       400    Banyan Strategic Realty Trust                192
 1,800    Avocent Corporation+                       28,656       200    Bar Harbor Bankshares                      4,010
   900    Aware, Inc.+                                3,420     2,700    Barnes & Noble, Inc.+                     71,361
 3,900    Axcelis Technologies, Inc.+                44,772       700    Barnes Group Inc.                         16,030
   100    Axsys Technologies, Inc.+                     792       400    barnesandnoble.com inc.+                     376
 2,200    Aztar Corporation+                         45,760       100    Barnwell Industries, Inc.                  2,000
 1,050    BARRA, Inc.+                               39,039     1,586    Barr Laboratories, Inc.+                 100,759
 1,200    BCSB Banckcorp, Inc.                       15,627       400    Barrett Business Services, Inc.+           1,400
 1,400    BE Aerospace, Inc.+                        18,452       100    Bassett Furniture Industries,
16,100    BEA Systems, Inc.+                        151,501                 Incorporated                            1,950
   300    BEI Technologies, Inc.                      3,435       300    Bay State Bancorp, Inc.                   15,300
 4,700    The BISYS Group, Inc.+                    156,510     3,800    Bay View Capital Corporation+             24,358
   200    BIW Limited                                 3,710     7,730    Beacon Power Corporation+                  1,701
 2,900    BJ's Wholesale Club, Inc.+                111,650       300    Beasley Broadcast Group, Inc.
 1,100    BMC Industries, Inc.                        1,056                (Class A)+                               4,425
   300    BNP Residential Properties, Inc.            3,780       488    Beazer Homes USA, Inc.+                   39,040
 2,072    BOK Financial Corporation+                 69,329     1,500    bebe stores, inc.+                        30,435
   600    BP Prudhoe Bay Royalty Trust                6,840     2,400    Beckman Coulter Inc.                     119,760
 1,800    BRE Properties, Inc.                       55,998       600    Bedford Property Investors, Inc.          16,260
   300    BRT Realty Trust                            4,125       900    Bel Fuse Inc. (Class A)+                  20,520
 4,600    BSQUARE Corporation+                       10,396     1,000    Belden Inc.                               20,840
   300    BWAY Corporation+                           4,785       800    Bell Microproducts Inc.+                   6,440
   100    Badger Meter, Inc.                          2,750     1,200    Benchmark Electronics, Inc.+              34,800
   200    Badger Paper Mills, Inc.+                   1,772       200    Benihana Inc. (Class A)+                   3,768
 1,000    Baldor Electric Company                    25,200     1,600    Berkley (W.R.) Corporation                88,000

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                       VALUE      HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   100    Berkshire Bancorp Inc.                 $    3,061     1,400    Boston Private Financial Holdings,
    59    Berkshire Hathaway Inc.                                           Inc.                                 $  34,636
             (Class A)+                           3,941,200     3,600    Boston Properties, Inc.                   143,820
    66    Berkshire Hathaway Inc.                                 600    BostonFed Bancorp, Inc.+                   19,260
             (Class B)+                             147,444       100    Bottomline Technologies, Inc.+                565
   300    Bestway, Inc.+                              1,170     2,100    Bowater Incorporated                      114,177
 4,200    Beverly Enterprises, Inc.+                 31,962       210    Bowl America Incorporated (Class A)         2,362
   900    Bigmar, Inc.+                                 135     1,300    Bowne & Co., Inc.                          19,162
 8,300    BindView Development Corporation+           8,466     1,600    Boyd Gaming Corporation+                   23,040
   700    Bingham Financial Services                            2,300    The Boyds Collection, Ltd.+                14,467
             Corporation+                               210       300    Bradley Pharmaceuticals, Inc.+              3,990
   200    BioCryst Pharmaceuticals, Inc.+               174       900    Brady Corporation                          31,500
 2,200    BioMarin Pharmaceutical Inc.+              11,482       900    Brandywine Realty Trust                    23,310
   800    Bionova Holding Corporation+                  472       100    Brass Eagle Inc.+                             630
   900    Bionx Implants, Inc.+                       4,230       800    Braun Consulting, Inc.+                     2,792
 2,200    Biopure Corporation+                       16,830       400    Breakaway Solutions, Inc.+                      2
   900    Bio-Rad Laboratories, Inc. (Class A)+      40,959       200    Bridgford Foods Corporation                 2,654
   900    Biosite Diagnostics Incorporated+          25,335       900    Briggs & Stratton Corporation              34,506
   100    BioSource International, Inc.+                590       400    Brigham Exploration Company+                1,700
 1,000    BioSpecifics Technologies Corp.+            1,800       400    Bright Horizons Family
   500    BioSphere Medical Inc.+                     1,925                 Solutions, Inc.+                        13,244
 3,000    Bio-Technology General Corp.+              18,030       311    Brightpoint, Inc.+                            794
   200    BioTransplant Incorporated+                   504     3,900    Brinker International, Inc.+              123,825
11,900    Birman Managed Care, Inc.+                     12     1,500    Brio Technology, Inc.+                      1,725
   900    Black Box Corporation+                     36,657     1,500    BriteSmile, Inc.+                           3,555
 1,100    Black Hills Corporation                    38,071    11,600    BroadVision, Inc.+                          3,596
   700    BlackRock, Inc.+                           31,010     8,400    Broadwing Inc.+                            21,840
 1,100    Blockbuster Inc. (Class A)                 29,590     9,300    Brocade Communications
   200    Blount International, Inc.+                   840                 Systems, Inc.+                         162,564
 9,800    Blue Martini Software, Inc.+                8,624     1,600    Brookline Bancorp, Inc.                    40,480
 1,200    Blue Rhino Corporation+                    16,788     1,396    Brooks-PRI Automation, Inc.+               35,682
 1,900    Blyth, Inc.                                59,318       200    Brooktrout Inc.+                            1,140
 1,400    Bob Evans Farms, Inc.                      44,072     2,600    Brown & Brown                              81,900
   600    Boca Resorts, Inc. (Class A)+               7,950     1,200    Brown Shoe Company, Inc.                   33,720
 3,800    The Bombay Company, Inc.+                  17,062     2,200    Bruker Daltonics, Inc.+                     8,690
 1,600    Bone Care International, Inc.+              8,370       500    Brush Engineered Materials Inc.             6,200
 3,100    Borders Group, Inc.+                       57,040       500    Bryn Mawr Bank Corporation                 20,150
 1,100    BorgWarner, Inc.                           63,536     1,400    Buca, Inc.+                                26,670
 2,800    Borland Software Corporation+              28,840       700    Buckeye Partners, LP                       24,815
   200    Boston Acoustics, Inc.                      2,724       200    Buckeye Technologies Inc.+                  1,960
   700    Boston Communications Group, Inc.+          5,628       600    Buckhead America Corporation+                  54

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   700  The Buckle, Inc.+                         $ 17,304     300  CPB Inc.                                      $  13,785
   500  Building Materials Holding                             300  CPI Corp.                                         5,847
          Corporation+                               7,185   2,100  CSG Systems International, Inc.+                 40,194
 3,500  Bunge Limited                               73,850   1,100  CSK Auto Corporation+                            15,334
 1,400  Burke Mills, Inc.+                           1,764     400  CSS Industries, Inc.+                            14,200
 1,800  Burlington Coat Factory Warehouse                      800  CT Communications, Inc.                          12,960
          Corporation                               38,250     300  CTB International Corp.+                          4,608
   200  Burnham Pacific Properties, Inc.+              240   4,300  CTC Communications Group, Inc.+                   7,525
   400  Bush Industries, Inc.                        4,800      50  CTN Media Group, Inc.+                                8
   300  Butler Manufacturing Company                 8,235   1,500  CTS Corporation                                  18,060
 1,000  C&D Technologies, Inc.                      18,020     700  CUNO Incorporated+                               25,326
 1,100  CACI International Inc. (Class A)+          42,009     700  CV Therapeutics, Inc.+                           13,034
   200  CARBO Ceramics Inc.                          7,390   1,200  CVB Financial Corp.                              27,252
   500  CB Bancshares, Inc.+                        18,945   1,900  CYRO-CELL International, Inc.+                    7,771
 1,200  CBL & Associates Properties, Inc.           48,600   3,300  CYTOGEN Corporation+                              3,531
 2,200  CBRL Group, Inc.                            67,144   2,900  Cable Design Technology+                         29,725
   300  CCBT Financial Companies Inc.                8,523   5,300  Cablevision Systems Corporation
 1,067  CCC Information Services Group Inc.+        14,938            (Class A)+                                     50,138
 2,300  C-COR.net Corp.+                            16,100   2,500  Cabot Corporation                                71,625
   800  CDI Corp.+                                  26,040     900  Cabot Microelectronics Corporation+              38,844
 3,300  CDW Computer Centers, Inc.+                154,473   1,300  Cabot Oil & Gas Corporation
 1,100  CEC Entertainment Inc.+                     45,430            (Class A)                                      29,705
   500  CERBCO, Inc. (Class A)+                      1,775   1,800  CacheFlow Inc.+                                     900
 1,500  CFS Bancorp, Inc.                           23,190   9,500  Cadence Design Systems, Inc.+                   153,140
   900  CH Energy Group, Inc.                       44,325   2,700  Cadiz Inc.+                                      22,947
 3,300  C.H. Robinson Worldwide, Inc.              110,649     600  Cadmus Communications
   200  CHRONIMED Inc.+                              1,000            Corporation                                     6,732
 2,400  CIBER, Inc.+                                17,400     200  Cagle's Inc. (Class A)+                           2,018
 1,918  CIENA Corporation+                           8,037   1,800  Cal Dive International, Inc.+                    39,600
   900  CIMA Labs Inc.+                             21,708      75  Caldera International, Inc.+                         53
   600  CIRCOR International, Inc.                  10,290   1,600  Calgon Carbon Corporation                        13,440
 2,300  CKE Restaurants, Inc.+                      26,174     200  Calico Commerce, Inc.+                               54
 1,000  CLARCOR Inc.                                31,650     400  California Coastal Communities, Inc.+             1,960
15,700  CMGI Inc.+                                   7,536   2,000  California Micro Devices
 8,894  CNA Financial Corporation+                 235,691          Corporation+                                     10,160
   800  CNA Surety Corporation                      11,752   1,300  California Pizza Kitchen, Inc.+                  32,240
 8,200  CNET Networks, Inc.+                        16,318     500  California Water Service Group                   12,600
 1,900  CNF Transportation Inc.                     72,162   1,000  Caliper Technologies Corp.+                       8,350
 2,400  CNS, Inc.+                                  14,400   3,100  Callaway Golf Company                            49,104
 1,650  CONMED Corporation+                         36,844     500  Callon Petroleum Company+                         2,440
 3,200  CONSOL Energy Inc.                          68,000   1,000  Cambrex Corporation                              40,100

22

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   300  Camden National Corporation               $  8,325   2,000  Cedar Fair, LP                                $  47,520
 1,700  Camden Property Trust                       62,951     600  Cedar Income Fund, Ltd.+                          3,000
 1,900  Caminus Corporation+                        11,077     500  Celeritek, Inc.+                                  3,300
   800  Canaan Energy Corporation+                  14,384   3,000  Celgene Corporation+                             45,900
 1,700  Capital Automotive                          40,562   2,100  Cell Genesys, Inc.+                              28,327
 1,100  Capital Bank Corporation                    16,445   1,300  Cell Pathways, Inc.+                              1,950
   400  Capital City Bank Group, Inc.               13,812   2,600  Cell Therapeutics, Inc.+                         14,193
   600  Capital Pacific Holdings, Inc.+              2,430     900  Centene Corporation+                             27,882
   420  Capitol Bancorp Ltd.                         9,950     800  Centennial Bancorp                                6,304
 2,940  Capitol Federal Financial                   76,675   3,800  Centennial Communications Corp.+                  9,272
 1,200  Capstead Mortgage Corporation               27,000     800  Center Bancorp, Inc.                             18,200
 3,100  Capstone Turbine Corporation+                5,146     500  Center Trust, Inc.                                3,530
   200  Captaris Inc.+                                 590   1,100  CenterPoint Properties Corporation               63,811
 1,100  Caraustar Industries, Inc.                  13,728     400  Centex Construction Products, Inc.               14,560
 5,300  Cardiac Science, Inc.+                      19,663   2,200  Centillium Communications, Inc.+                 19,184
 1,800  CardioDynamics International                         1,000  Centra Software, Inc.+                            1,860
          Corporation+                               6,696     325  Central Coast Bancorp+                            7,371
   153  CareCentric Inc.+                               80     500  Central European Distribution
 1,800  Career Education Corporation+               81,000            Corporation+                                    8,210
 9,300  Caremark Rx, Inc.+                         153,450   1,400  Central Garden & Pet Company+                    24,542
 1,200  Carlisle Companies Incorporated             53,976     800  Central Parking Corporation                      18,280
 2,900  Carlyle Industries, Inc.+                      870     800  Central Vermont Public Service
   900  Carpenter Technology Corporation            25,929            Corporation                                    14,080
 2,400  CarrAmerica Realty Corporation              74,040     700  Century Aluminum Company                         10,423
 1,500  Carreker Corporation+                       16,980     700  Century Bancorp, Inc. (Class A)+                 19,159
 4,400  Carrier Access Corporation+                  5,940   1,000  Century Business Services, Inc.+                  3,259
 3,200  Carrizo Oil & Gas, Inc.+                    13,632   2,200  Cephalon, Inc.+                                  99,440
   200  Carrollton Bancorp                           2,840   2,400  Cepheid, Inc.+                                   13,390
   330  Cascade Financial Corporation+               3,508     100  Ceres Group, Inc.+                                  390
   100  Cascade Natural Gas Corporation              2,090   5,800  Ceridian Corporation+                           110,084
   900  Casella Waste Systems, Inc.+                10,809   1,400  Cerner Corporation+                              66,962
 2,000  Casey's General Stores, Inc.                24,080   2,800  Certegy Inc.+                                   103,908
 2,200  Catalina Marketing Corporation+             62,084   1,000  Cerus Corporation+                               33,880
   200  Catalyst Semiconductor, Inc.+                  520   1,900  The Chalone Wine Group, Ltd.+                    17,100
 2,766  Catalytica Energy Systems, Inc.+             8,741   1,900  Champion Enterprises, Inc.+                      10,678
   400  Catapult Communications                                700  Champion Industries, Inc.                         1,960
          Corporation+                               8,748   1,700  Championship Auto Racing
 4,100  Catellus Development Corporation+           83,722            Teams, Inc.+                                   16,745
   400  Cathay Bancorp, Inc.                        16,312   1,800  Charles River Laboratories
 1,000  The Cato Corporation (Class A)              22,300            International, Inc.+                           63,090
 1,300  Cavalry Bancorp, Inc.                       16,965   1,300  Charlotte Russe Holding Inc.+                    29,029

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 4,500  Charming Shoppes, Inc.+                   $ 38,880     200  Churchill Downs Incorporated                  $   8,066
11,800  Charter Communications, Inc.                         1,100  Ciphergen Biosystems, Inc.+                       4,037
          (Class A)+                                48,144   3,300  Cirrus Logic, Inc.+                              24,717
   300  Charter Financial Corporation+               8,538   1,800  Citizens Banking Corporation                     52,164
 1,600  Charter Municipal Mortgage                             970  Citizens, Inc.+                                  12,594
          Acceptance Company                        28,608     200  Citizens South Banking Corporation                4,000
   300  Chase Industries Inc+                        4,167     700  City Holding Company                             16,387
 1,200  Chateau Communities, Inc.                   36,720   1,900  City National Corporation                       102,125
   600  Chattem, Inc.+                              18,900     300  CityBank                                          9,600
 2,900  CheckFree Corp.+                            45,356   1,300  Claire's Stores, Inc.                            29,770
 2,100  Checkpoint Systems, Inc.+                   24,570     700  Clark/Bardes, Inc.+                              15,988
 1,900  The Cheesecake Factory                                 200  Clarus Corporation+                               1,000
          Incorporated+                             67,412   5,500  Clayton Homes, Inc.                              86,900
 1,900  Chelsea Property Group, Inc.                63,555   1,200  Clayton Williams Energy, Inc.+                   13,920
   400  Chemed Corporation                          15,076   1,200  Clean Harbors, Inc.+                             14,112
   600  ChemFirst Inc.                              17,190   1,800  Cleco Corporation                                39,420
   534  Chemical Financial Corporation              20,030     900  Cleveland-Cliffs Inc.                            24,840
   600  Chesapeake Corporation                      15,798  11,000  Click Commerce, Inc.+                            12,320
 6,600  Chesapeake Energy Corporation+              47,520     100  click2learn.com, Inc.+                              171
   900  Chesapeake Utilities Corporation            17,109     100  Closure Medical Corporation+                      1,400
 2,200  Chicago Pizza & Brewery, Inc.+              21,956   1,700  Coach, Inc.+                                     93,330
   100  Chicago Rivet & Machine Co.                  2,550     600  Coachmen Industries, Inc.                         8,700
 1,625  Chico's FAS, Inc.+                          59,020     200  Coastal Bancorp, Inc.                             6,352
 1,100  The Children's Place Retail                            300  Coastal Financial Corporation                     4,440
          Stores, Inc.+                             29,151   1,200  Cobalt Corporation+                              27,360
   300  Childtime Learning Centers, Inc.+              774     500  CoBiz Inc.                                        8,605
 1,400  Chiles Offshore, Inc.+                      33,950     400  Coca-Cola Bottling Co. Consolidated              17,200
 3,100  ChipPAC, Inc.+                              19,158   7,600  Coeur d'Alene Mines Corporation+                 12,844
 1,802  Chiquita Brands International, Inc.+        32,274   1,800  Cognex Corporation+                              36,090
    58  Chiquita Brands International, Inc.                    500  Cognizant Technology Solutions
          (Warrants)(b)                                371            Corporation+                                   26,875
 1,275  Chittenden Corporation                      36,949   1,100  Coherent, Inc.+                                  32,493
 1,500  Choice Hotels International, Inc.+          30,015   1,300  Cohu, Inc.                                       22,464
 6,900  Choice One Communications Inc.+              6,141   1,300  Coinstar, Inc.+                                  31,785
 3,333  ChoicePoint Inc.+                          151,551   1,400  Cold Metal Products, Inc.+                          518
 1,000  Cholestech Corporation+                     10,550     100  Coldwater Creek Inc.+                             2,440
 4,100  Chordiant Software, Inc.+                    7,995     500  Collateral Therapeutics, Inc.+                    5,905
 1,025  Christopher & Banks Corporation+            43,357   2,700  Collins & Aikman Corporation+                    24,570
   100  ChromaVision Medical Systems, Inc.+            179   4,300  The Colonial BancGroup, Inc.                     64,500
   300  Chromcraft Revington, Inc.+                  4,155   1,200  Colonial Properties Trust                        46,740
 1,600  Church & Dwight Co., Inc.                   50,128     400  Columbia Banking System, Inc.+                    5,164

24

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,400  Columbia Laboratories, Inc.+              $  8,400   4,200  Concurrent Computer Corporation+              $  19,530
 1,600  Columbia Sportswear Company+                51,198     200  Conductus, Inc.+                                    240
   600  Columbus McKinnon Corporation                5,184   3,400  Conectiv, Inc.                                   86,530
   200  Com21, Inc.+                                    90     800  Connecticut Water Service, Inc.                  24,384
 1,000  Comdisco, Inc.+                                 26   2,000  Connetics Corporation+                           25,838
   200  Comfort Systems USA, Inc.+                     994     900  Consolidated Freightways
   100  Comm Bancorp, Inc.                           3,597            Corporation+                                    2,943
 2,500  Commerce Bancorp, Inc.                     110,500     500  Consolidated Graphics, Inc.+                      9,385
 2,640  Commerce Bancshares, Inc.                  116,794   3,500  Constellation Brands, Inc. (Class A)+           112,000
 1,300  The Commerce Group, Inc.                    51,415   2,400  Continental Airlines, Inc. (Class B)+            37,872
11,600  Commerce One, Inc.+                          5,684   2,600  Conventry Health Care Inc.+                      73,892
   100  Commercial Bankshares, Inc.                  2,757   3,700  Convera Corporation+                              8,991
 2,300  Commercial Federal Corporation              66,700   2,100  Cooper Cameron Corporation+                     101,682
   500  Commercial Metals Company                   23,470     600  Cooper Companies, Inc.                           28,260
   100  Commercial National Financial                          800  CoorsTek, Inc.+                                  24,728
          Corporation                                2,095   3,650  Copart, Inc.+                                    59,239
 1,791  Commercial Net Lease Realty                 28,656   2,300  Copper Mountain Networks, Inc.+                   1,932
   700  Commonwealth Industries, Inc.                5,033   4,600  Corillian Corporation+                           10,442
   900  Commonwealth Telephone                               1,600  Corinthian Colleges, Inc.+                       54,224
          Enterprises, Inc.+                        36,216     400  Corio, Inc.+                                        436
 2,500  CommScope, Inc.+                            31,250   2,900  Corixa Corporation+                              19,865
   700  Communication Intelligence                           1,400  Corn Products International, Inc.                43,568
          Corporation+                                 469     500  Cornell Companies, Inc.+                          5,925
   100  Community Bank System, Inc.                  3,225   1,900  Cornerstone Realty Income Trust,
   370  Community Banks, Inc.                       10,885            Inc.                                           21,470
 2,100  Community First Bankshares, Inc.            54,789   1,400  The Corporate Executive Board
 3,900  Community Health Care+                     104,520            Company+                                       47,950
 4,900  Compass Bancshares, Inc.                   164,640     200  Corporate Office Properties Trust                 2,918
 1,900  CompuCredit Corporation+                    13,376     300  Correctional Properties Trust                     6,600
   500  Computer Horizons Corp.+                     2,420     900  Corrections Corporation of America+              15,570
 2,100  Computer Network Technology                            300  Corus Bankshares, Inc.                           13,776
          Corporation+                              12,873   3,400  Corvas International, Inc.+                       7,310
   800  Computer Programs and Systems,                         100  CorVel Corporation+                               3,350
          Inc.+                                     17,224  14,700  Corvis Corporation+                               9,555
 3,300  Computerized Thermal Imaging,                        4,100  Cosine Communications, Inc.+                      1,763
          Inc.+                                      2,079     900  Cost Plus, Inc.+                                 27,413
   200  CompX International Inc.                     2,650     200  CoStar Group Inc.+                                4,106
   200  Comstock Resources, Inc.+                    1,520     200  Cotton States Life Insurance Company              2,012
 1,200  Conceptus, Inc.+                            19,788     150  Courier Corporation                               6,114
   100  Concerto Software, Inc.+                       630   2,000  Cousins Properties, Inc.                         49,520
   200  Concord Camera Corp.+                        1,020  11,600  Covad Communications Group, Inc.+                13,572
   400  Concord Communications, Inc.+                6,592   2,100  Covance Inc.+                                    39,375

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,100  Covansys Corporation+                     $  6,182     300  Cysive, Inc.+                                 $     735
   300  Covanta Energy Corporation+                      5   1,600  Cytec Industries Inc.+                           50,304
   700  CoVest Bancshares, Inc.                     15,722   4,500  Cytyc Corporation+                               34,290
   300  Covista Communications, Inc.+                1,008   1,199  D&E Communications, Inc.                         12,602
22,800  Cox Communications, Inc. (Class A)+        628,140     900  D&K Healthcare Resources, Inc.                   31,734
 1,600  Cox Radio, Inc. (Class A)+                  38,560   1,800  DDi Corp.+                                        1,798
 1,900  Crawford & Company (Class B)                15,390   3,050  DENTSPLY International Inc.                     112,575
 3,700  Cray, Inc.+                                 16,539     600  DHB Capital Group Inc.+                           2,430
 2,200  Credence Systems Corporation+               39,094     453  DIANON Systems, Inc.+                            24,199
   500  Credit Acceptance Corporation+               6,285   1,800  DIMON Incorporated                               12,456
 2,500  Cree, Inc.+                                 33,075   3,300  DMC Stratex Networks, Inc.+                       6,633
 1,000  Crescent Operating, Inc.+                      360   5,100  DPL Inc.                                        134,895
 4,400  Crescent Real Estate Equities                        2,200  DQE, Inc.                                        30,800
          Company                                   82,280   5,782  D.R. Horton, Inc.                               150,505
   900  Critical Path, Inc.+                           918   1,000  DRS Technologies, Inc.+                          42,750
 4,500  Crompton Corporation                        57,375      75  DSET Corporation+                                    15
   900  Cross Country, Inc.+                        34,020   1,000  DSL.net, Inc.+                                      360
    29  Cross Media Marketing Corporation+             273   1,700  DSP Group, Inc.+                                 33,320
 1,100  Crossroads Systems, Inc.+                    1,122   4,500  DST Systems, Inc.+                              205,695
 2,500  Crown American Realty Trust                 23,500     600  DUSA Pharmaceuticals, Inc.+                       1,740
 8,800  Crown Castle International Corp.+           34,584     100  Daily Journal Corporation+                        2,600
 5,000  Crown Cork & Seal Company, Inc.+            34,250     500  Dairy Mart Convenience Stores, Inc.+                 35
 3,000  Crown Media Holdings, Inc.                           1,600  Daisytek International Corporation+              27,136
          (Class A)+                                23,670     700  Daktronics, Inc.+                                 6,888
 1,100  CryoLife, Inc.+                             17,666     100  Daleen Technologies, Inc.+                           15
 1,000  Cubic Corporation                           23,700     700  Danielson Holding Corporation+                    3,444
 1,100  Cubist Pharmaceuticals, Inc.+               10,351     100  Dataram Corporation+                                375
 1,200  Cuisine Solutions, Inc.+                       660     600  Datascope Corp.                                  16,584
 2,200  Cullen/Frost Bankers, Inc.                  79,090     800  Datastream Systems, Inc.+                         5,680
   400  Culp, Inc.+                                  6,444     100  Datum Inc.+                                       1,034
 2,300  Cumulus Media Inc. (Class A)+               31,694   6,900  Davel Communications, Inc.+                         207
 1,100  CuraGen Corporation+                         6,061   3,600  DaVita, Inc.+                                    85,680
 1,300  Curis, Inc.+                                 1,586     200  Dawson Geophysical Company+                       1,480
   400  Curtiss-Wright Corporation                  32,000     900  Daxor Corporation+                               15,966
12,900  Cyber-Care, Inc.+                            1,935   3,414  Dean Foods Company+                             127,342
   900  Cyberonics, Inc.+                           11,807     100  Deb Shops, Inc.                                   3,378
   100  CyberOptics Corporation+                       959     316  Del Laboratories, Inc.+                           7,900
   200  CyberSource Corporation+                       464   3,200  Del Monte Foods Company+                         37,760
 3,200  Cygnus, Inc.+                                6,464   1,900  dELiA*s Corp. (Class A)+                          9,690
   200  Cylink Corporation+                            194     700  Delphi Financial Group, Inc. (Class A)           30,345
 1,300  Cymer, Inc.+                                45,552   1,500  Delta and Pine Land Company                      30,150
 4,700  Cypress Semiconductor Corporation+          71,346     100  Delta Natural Gas Company, Inc.                   2,171

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,400  Deltagen, Inc.+                           $  3,430     200  Dominion Homes, Inc.+                         $   4,046
   100  Deltathree.com, Inc. (Class A)+                 62   1,700  Donaldson Company, Inc.                          59,568
   500  Deltic Timber Corporation                   17,240   1,566  Donegal Group Inc. (Class B)                     16,067
 2,100  Denbury Resources Inc.+                     21,609     200  Donnelly Corporation                              5,398
 3,600  Dendreon Corporation+                        7,596   1,900  Doral Financial Corporation                      63,441
 1,600  Dendrite International, Inc.+               15,472     200  Dot Hill Systems Corp.+                             792
   500  Department 56, Inc.+                         8,140   5,500  DoubleClick Inc.+                                40,810
 2,615  Developers Diversified Realty                          210  Dover Downs Gaming &
          Corporation                               58,837            Entertainment, Inc.                             2,688
 2,800  DeVry, Inc.+                                63,952     300  Dover Motorsports, Inc.                           1,710
 1,100  Diagnostic Products Corporation             40,700   1,100  Downey Financial Corp.                           52,030
 3,800  The Dial Corporation                        76,076   2,200  The Dress Barn, Inc.+                            34,034
   200  Diametrics Medical, Inc.+                      736     400  Drew Industries Incorporated+                     6,580
 5,200  Diamond Offshore Drilling, Inc.            148,200     800  Drexler Technology Corporation+                  17,280
 2,200  DiamondCluster International,                        1,400  Dreyer's Grand Ice Cream, Inc.                   96,040
          Inc. (Class A)+                           13,156     700  Dril-Quip, Inc.+                                 17,465
   100  Dice Inc.+                                     210   5,600  Drugstore.com, Inc.+                             15,064
 2,800  Diebold, Incorporated                      104,272     600  Duane Read Inc.+                                 20,430
 1,300  Digene Corporation+                         15,290   1,000  Ducommun Incorporated+                           26,240
 4,000  Digex, Inc.+                                   880   5,300  Duke Realty Corporation                         153,435
   700  Digimarc Corporation+                        7,273   1,000  DuPont Photomasks, Inc.+                         32,480
10,200  Digital Generation Systems, Inc.+           11,322   1,100  Dura Automotive Systems, Inc.+                   22,825
   200  Digital Impact, Inc.+                          392     400  DuraSwitch Industries, Inc.+                      3,044
 2,000  Digital Insight Corporation+                32,900   1,000  Duratek, Inc.+                                    7,100
 3,600  Digital Lightwave, Inc.+                     8,424     800  Durect Corporation+                               6,400
 2,200  Digital River, Inc.+                        20,218     800  Dyax Corp.+                                       3,232
 2,600  DigitalThink, Inc.+                          3,640     933  Dycom Industries, Inc.+                          10,907
 2,500  Digitas Inc.+                               11,372     600  Dynacq International, Inc.+                       8,454
 1,600  Dime Community Bancshares                   36,304     700  E-LOAN, Inc.+                                       770
 1,400  Dionex Corporation+                         37,506  14,500  E* TRADE Group, Inc.+                            79,170
 1,100  Disc Graphics, Inc.+                         1,474   1,200  EDO Corporation                                  34,200
 1,200  Ditech Communications Corporation+           3,408   3,500  EEX Corporation+                                  7,000
 1,400  Diversa Corporation+                        13,930     900  EFC Bancorp, Inc.                                15,885
   881  divine, Inc. (Class A)+                      3,435   1,900  EGL, Inc.+                                       32,224
 1,400  Dobson Communications Corporation                      500  EMC Insurance Group, Inc.                         7,625
          (Class A)+                                 1,204     600  EMCOR Group, Inc.+                               35,220
 1,700  Docent, Inc.+                                1,955     200  EMCORE Corporation+                               1,200
 1,600  Documentum, Inc.+                           19,200   1,000  EMS Technologies, Inc.+                          20,690
 2,200  Dole Food Company, Inc.                     63,470  14,100  ENBC Corp.+                                          49
 1,000  Dollar Thrifty Automotive Group, Inc.+      25,900   5,400  ENSCO International Incorporated                147,204
 4,200  Dollar Tree Stores, Inc.+                  165,522     700  EPIX Medical, Inc.+                               7,385

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,340  ESB Financial Corporation                 $ 16,442   1,100  Embarcadero Technologies, Inc.+               $   6,798
   900  ESCO Technologies Inc.+                     31,500     200  eMerge Interactive, Inc. (Class A)+                  44
 1,800  ESS Technology, Inc.+                       31,572   4,203  Emex Corporation+                                 2,858
 3,100  The E.W. Scripps Company (Class A)         238,700   2,300  Emisphere Technologies, Inc.+                     9,453
 1,200  EXCO Resources, Inc.+                       18,108   2,100  Emmis Communications Corporation
 1,800  EXE Technologies, Inc.+                      2,016            (Class A)+                                     44,499
 1,400  E-Z EM, Inc.+                               13,636   1,600  Empire District Electric Company                 32,800
 4,650  E.piphany, Inc.+                            20,413   3,200  Emulex Corporation+                              72,032
   200  Eagle Bancshares, Inc.+                      5,196   2,600  Encompass Services Corporation+                   1,482
 6,000  EarthLink, Inc.+                            40,320     400  Encore Acquisition Company+                       6,900
   700  EarthShell Corporation+                        805   2,300  Encore Capital Group, Inc.+                       1,610
 1,300  East West Bancorp, Inc.                     44,876   3,100  Endo Pharmaceuticals Holdings, Inc.+             21,700
   200  The Eastern Company                          2,880   1,600  Endocare, Inc.+                                  21,136
   900  Eastern Virginia Bankshares, Inc.           16,191     200  Endologix, Inc.+                                    188
   600  EastGroup Properties, Inc.                  15,360     800  Enercorp, Inc.+                                     120
    50  EasyLink Services Corporation                        1,400  Energen Corporation                              38,500
          (Class A)+                                    62   3,500  Energizer Holdings, Inc.+                        95,970
 2,700  Eaton Vance Corp.                           84,240     900  Energy Conversion Devices, Inc.+                 14,121
11,100  eBay Inc.+                                 683,982   4,700  Energy East Corporation                         106,220
   100  eBenX Inc.+                                    266     900  Energy Partners, Ltd.+                            8,370
 1,600  Echelon Corporation+                        20,608     200  Energy West Incorporated                          1,944
 9,600  EchoStar Communications                                600  EnergySouth, Inc.                                19,224
          Corporation (Series A)+                  178,176   1,100  Engage, Inc.+                                        66
 1,800  Eclipsys Corporation+                       11,806     725  Engineered Support Systems, Inc.                 37,917
 2,700  Eden Bioscience Corporation+                 5,373   2,000  Entegris Inc.+                                   29,200
 6,800  Edison Schools, Inc.+                        6,460   7,100  Enterasys Networks, Inc.+                        12,638
 1,300  Education Management Corporation+           52,949   1,800  Entercom Communications Corp.+                   82,620
 2,300  Edwards Lifesciences Corporation+           53,360   4,400  Enterprise Products Partners LP                  71,500
 3,100  eFunds Corporation+                         29,416     100  Entertainment Properties Trust                    2,464
   200  eGain Communications Corporation+               52      25  Entrada Networks, Inc.+                               5
 3,000  El Paso Electric Company+                   41,550   2,800  Entravision Communications
 1,200  Elcor Corporation                           32,820            Corporation (Class A)+                         34,300
   200  Electric Fuel Corporation+                     184   2,200  EntreMed, Inc.+                                   6,754
 1,500  Electro Scientific Industries, Inc.+        36,450     300  Entrust Technologies Inc.+                          816
 1,700  Electroglas, Inc.+                          17,000     420  Enzo Biochem, Inc.+                               6,019
 5,500  Electronic Arts Inc.+                      363,275   1,700  Enzon, Inc.+                                     41,837
   800  Electronics Boutique Holdings Corp.+        23,440   2,400  Eon Labs, Inc.+                                  42,696
 1,800  Electronics for Imaging, Inc.+              28,638     100  ePlus inc.+                                         697
 1,300  Elizabeth Arden, Inc.+                      22,750     200  ePresence, Inc.+                                    750
    40  eLoyalty Corporation+                          236     500  Equinix, Inc.+                                      175
   200  eMagin Corporation+                             70   2,600  Equitable Resources, Inc.                        89,180

28

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,200  Equity Marketing, Inc.+                   $ 15,900     900  FEI Company+                                  $  22,059
   355  Equity One, Inc.                             4,970     100  FFLC Bancorp, Inc.                                2,701
   700  eResearch Technology, Inc.+                 17,724     500  FFP Marketing Company, Inc.+                        615
 2,600  Erie Indemnity Company (Class A)           105,326     900  The FINOVA Group Inc.+                               90
 1,900  eSPEED, Inc. (Class A)+                     20,729   1,500  FLAG Financial Corporation                       16,020
 1,600  Esperion Therapeutics, Inc.+                 8,688     700  FLIR Systems, Inc.+                              29,379
   700  Essex Property Trust, Inc.                  38,290   1,200  FMC Corporation+                                 36,204
 5,100  The Estee Lauder Companies Inc.                      2,300  FMC Technologies, Inc.+                          47,748
          (Class A)                                179,520   1,400  FMS Financial Corporation                        16,170
   400  Esterline Technologies Corporation+          9,080   1,000  FNB Corp.                                        17,490
 1,600  Ethan Allen Interiors Inc.                  55,760   1,685  F.N.B. Corporation                               46,270
   600  Ethyl Corporation+                           2,250     700  FNB Corporation+                                 21,322
 1,700  Euronet Worldwide, Inc.+                    27,183     900  FNB Financial Services Corporation               15,462
 4,600  Europa Cruises Corporation+                  2,024     200  FPIC Insurance Group, Inc.+                       3,010
   700  Evergreen Resources, Inc.+                  29,750   1,200  FSI International, Inc.+                          8,964
   100  Evolve Software, Inc.+                          13     500  FTI Consulting, Inc.+                            17,505
   300  Exabyte Corporation+                           330     200  Fab Industries, Inc.                              1,632
   800  Exact Sciences Corporation+                 12,776   1,100  Factory 2-U Stores Inc.+                         15,235
 1,600  Exar Corporation+                           31,552   1,300  FactSet Research Systems Inc.                    38,701
   100  Excel Technology, Inc.+                      2,100   1,275  Fair, Isaac and Company,
   425  eXcelon Corporation+                           378            Incorporated                                   41,909
    13  Exchange Application, Inc.+                      5   1,000  The Fairchild Corporation (Class A)+              3,150
   500  Exchange National Bancshares, Inc.          15,504   4,000  Fairchild Semiconductor Corporation
 2,300  Exelixis, Inc.+                             17,319            (Class A)+                                     97,200
36,200  Exodus Communications, Inc.+                     -     300  Falcon Products, Inc.+                            1,830
   800  Expedia, Inc. (Class A)+                    47,432   1,400  FalconStor Software, Inc.+                        5,922
 4,000  Expeditors International of                          1,500  Fargo Electronics+                               12,330
          Washington, Inc.                         132,640     600  Farmers Capital Bank Corporation                 21,144
 1,300  Exponent, Inc.+                             16,783   3,000  Fastenal Company                                115,530
 3,100  Express Scripts, Inc. (Class A)+           155,341   1,320  Fedders Corporation                               3,524
 1,500  ExpressJet Holdings, Inc.+                  19,575     900  Federal Agricultural Mortgage
 3,700  Extended Stay America, Inc.+                60,014            Corporation (Class A)+                         19,575
   100  Extended Systems Incorporated+                 335   3,300  Federal-Mogul Corporation+                        2,310
 1,000  Extensity, Inc.+                             1,080   1,600  Federal Realty Investment Trust                  44,336
 4,600  Extreme Networks, Inc.+                     44,942   1,900  Federal Signal Corporation                       45,600
 3,800  Exult Inc.+                                 24,700   4,500  Federated Investors, Inc. (Class B)             155,565
 1,700  F5 Networks, Inc.+                          16,626   1,400  FelCor Lodging Trust Inc.                        25,690
   200  F&M Bancorp                                  7,056   1,600  Ferro Corporation                                48,240
 1,200  F.A.O., Inc.+                                9,540   2,500  FiberCore, Inc.+                                    625
   400  FBL Financial Group, Inc. (Class A)          8,860     300  FiberNet Telecom Group, Inc.+                        30
   400  FBR Asset Investment Corporation+           13,340   1,200  Fidelity Federal Bancorp+                         2,880

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 3,685  Fidelity National Financial, Inc.        $ 116,446   1,000  First Mutual Bancshares, Inc.                 $  16,300
 1,800  Fidelity National Information                        1,000  First Niagara Financial Group, Inc.              27,760
          Solutions, Inc.+                          43,200     300  First Oak Brook Bancshares, Inc.+                 9,471
 2,100  FileNET Corporation+                        30,450     400  The First of Long Island Corporation             19,600
   300  Financial Federal Corporation+               9,930     615  First Place Financial Corp.                      12,245
   400  Financial Industries Corporation             7,224   1,000  First Republic Bank+                             27,500
   100  Financial Institutions, Inc.                 3,786     800  First SecurityFed Financial, Inc.                17,448
 7,900  Finisar Corporation+                        18,723     300  First Sentinel Bancorp Inc.                       4,128
 1,400  The Finish Line, Inc.+                      25,088     300  First Southern Bancshares+                          375
   300  FinishMaster, Inc.+                          3,846   6,800  First Union Real Estate Equity &
   300  Fire Pond, Inc.+                               102            Mortgage Investments                           15,436
 2,700  The First American Financial                           200  First United Corporation                          3,590
          Corporation                               62,100   1,900  First Virginia Banks, Inc.                      101,878
   400  First Bancorp                               11,004     700  Firstbank Corp.                                  26,390
   100  First Banks America, Inc.+                   3,915     600  FirstFed Financial Corp.+                        17,400
   900  First Bell Bancorp, Inc.                    15,435   3,300  FirstMerit Corporation                           91,014
   500  First Busey Corporation                     11,105   1,300  Fischer Imaging Corporation+                     11,057
   500  First Charter Corporation                    9,040     100  Fisher Communications, Inc.                       5,872
   500  First Citizens BancShares, Inc.                      2,200  Fisher Scientific International Inc.+            61,600
          (Class A)                                 55,295       8  Five Star Quality Care, Inc.+                        45
 1,300  First Commonwealth Financial                         1,750  Flagstar Bancorp, Inc.                           40,425
          Corporation                               17,537     200  Flanigan's Enterprises, Inc.                      1,286
   300  First Essex Bancorp, Inc.                   10,260   2,200  Fleetwood Enterprises, Inc.                      19,140
   400  First Federal Bancorp, Inc.                  2,868   1,800  Fleming Companies, Inc.                          32,670
   600  First Federal Bancshares of Arkansas,                  200  Flexsteel Industries, Inc.                        2,998
          Inc.+                                     15,336   1,500  Florida East Coast Industries, Inc.              37,950
 1,400  First Federal Capital Corp.                 30,940     100  Florida Public Utilities Company                  1,822
   700  First Federal Financial Corporation                  1,100  Florida Rock Industries, Inc.                    39,391
          of Kentucky                               16,239     500  Flow International Corporation+                   3,369
 1,210  First Financial Bancorp                     23,680   1,150  Flowers Foods, Inc.+                             29,727
   200  First Financial Bankshares, Inc.             8,368   2,500  Flowserve Corporation+                           74,500
   300  First Financial Corporation                 15,426     500  Flushing Financial Corporation                   10,245
 1,000  First Financial Holdings, Inc.              32,150   2,100  Foamex International Inc.+                       23,331
 3,900  First Health Group Corp.+                  109,356      64  Focal Communications Corporation+                   149
   950  First Horizon Pharmaceutical                            63  Focal Communications Corporation
          Corporation+                              19,655            (Warrants)(b)                                       -
   500  First Indiana Corporation                   10,885   5,900  Foot Locker, Inc.+                               85,255
 1,600  First Industrial Realty Trust, Inc.         52,560   1,300  Footstar, Inc.+                                  31,811
   700  First M&F Corporation                       17,500   2,000  Forest City Enterprises, Inc.
   105  First Merchants Corporation                  3,150            (Class A)                                      69,500
 1,975  First Midwest Bancorp, Inc.                 54,865   1,900  Forest Oil Corporation+                          54,017

30

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,500  Forrester Research, Inc.+                 $ 29,098   1,400  Gables Residential Trust                      $  44,702
   800  Forward Air Corporation+                    26,224     100  Gadzooks, Inc.+                                   1,259
 1,850  Fossil, Inc.+                               38,036     500  Gadzoox Networks, Inc.+                              75
 4,800  Foster Wheeler Ltd.+                         7,680     360  Gaiam, Inc.+                                      5,270
 3,700  Foundry Networks, Inc.+                     26,011   1,100  Galyan's Trading Company+                        24,486
12,000  Fox Entertainment Group, Inc.                        1,300  GameStop Corporation+                            27,287
          (Class A)+                               261,000     600  Gardner Denver Inc.+                             12,000
   800  Franklin Covey Co.+                          2,320     900  Gart Sports Company+                             25,641
   200  Franklin Electric Co., Inc.                  9,414   2,200  Gartner Group, Inc. (Class B)+                   20,680
   900  Franklin Financial Corporation              22,968   1,400  Gaylord Entertainment Company+                   30,870
 5,400  Frederick Brewing Co.+                         189   1,100  Gehl Company+                                    15,785
 1,000  Fred's, Inc.                                36,780  16,500  Gemstar-TV Guide International, Inc.+            88,935
 2,200  FreeMarkets, Inc.+                          31,086     900  Genaissance Pharmaceuticals, Inc.+                1,188
 5,100  Fremont General Corporation                 21,318   1,700  GenCorp Inc.                                     24,310
   900  Fresh Brands, Inc.                          15,219   1,100  Gene Logic Inc.+                                 15,400
 2,600  Fresh Del Monte Produce Inc.                65,000   2,000  Genelabs Technologies, Inc.+                      4,020
   500  Friede Goldman Halter, Inc.+                    28   1,200  Genencor International Inc.+                     11,748
 1,500  Friedman, Billings, Ramsey                           8,800  Genentech, Inc.+                                294,800
          Group, Inc. (Class A)+                    19,095     500  General Binding Corporation+                      8,365
   600  Friedman Industries, Incorporated            1,578   1,300  General Cable Corporation                         8,190
   300  Friedman's Inc. (Class A)                    3,900   4,300  General Chemical Group Inc.+                     13,330
 1,800  Frontier Airlines, Inc.+                    14,634   1,800  General Communication, Inc.
   300  Frontier Financial Corporation               8,805            (Class A)+                                     12,006
 1,800  Frontier Oil Corporation                    31,680   2,500  General Growth Properties, Inc.                 127,500
   300  Frontline Capital Group+                         2     500  General Magic, Inc.+                                 40
   800  Frozen Food Express Industries, Inc.+        1,920   1,400  General Maritime Corporation+                    13,440
 2,500  FuelCell Energy, Inc.+                      25,725  34,900  General Motors Corporation
 1,000  Full House Resorts, Inc.+                      330            (Class H)+                                    362,960
 4,118  Fulton Financial Corporation                77,954     900  Genesco Inc.+                                    21,915
 2,200  Furniture Brands International, Inc.+       66,550     700  Genesee & Wyoming Inc. (Class A)+                15,792
   100  FutureLink Corp.+                                -   1,000  Genesee Corporation (Class B)+                   16,152
 1,200  G & K Services, Inc. (Class A)              41,088   1,000  Genesis Health Ventures, Inc.+                   20,090
 1,900  GATX Corporation                            57,190   1,900  GenesisIntermedia, Inc.+                             57
   500  GBC Bancorp                                 14,475     300  The Genlyte Group Incorporated+                  12,189
   100  GC Companies, Inc.+                             25   2,700  Genome Therapeutics Corp.+                        6,237
   100  GRIC Communications, Inc.+                     151     200  Genomic Solutions Inc.+                             140
 1,500  GSI Commerce, Inc.+                         11,175   1,000  GenStar Therapeutics Corporation+                   360
 4,700  GTC Biotherapeutics, Inc.+                   5,922   1,700  Genta Incorporated+                              14,093
 2,800  GTECH Holdings Corporation+                 71,512   3,000  Gentex Corporation+                              82,410
   300  Gabelli Asset Management Inc.                        1,600  Gentiva Health Services, Inc.                    14,384
          (Class A)+                                10,950   1,190  Genuity Inc. (Class A)+                           4,522

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   700  Genzyme Molecular Oncology+               $  1,764   1,300  Graphic Packaging International
 1,400  Georgia Gulf Corporation                    37,016            Corp.+                                      $  12,025
   200  Geoworks Corporation+                           28     300  Gray Communications Systems, Inc.                 5,430
   900  Gerber Scientific, Inc.+                     3,159     200  Gray Communications Systems,
 1,210  German American Bancorp                     22,385            Inc. (Class B)                                  2,660
 1,000  Geron Corporation+                           4,580   1,700  Great American Financial Resources,
 2,400  Getty Images, Inc.+                         52,248            Inc.                                           32,810
   900  Getty Realty Corporation                    18,225   1,600  The Great Atlantic & Pacific Tea
   500  Gevity HR, Inc.                              1,980            Company, Inc.+                                 29,904
   300  Giant Industries, Inc.+                      2,400     700  Great Lakes Aviation, Ltd.+                         231
   600  Gibraltar Steel Corporation                 13,314     700  Great Lakes REIT, Inc.                           13,286
 7,700  Gilead Sciences, Inc.+                     253,176   2,500  Great Plains Energy Incorporated                 50,875
 1,100  Gish Biomedical, Inc.+                         407     300  Great Southern Bancorp, Inc.                     11,940
   100  Glacier Bancorp, Inc.                        2,450  13,400  Greate Bay Casino Corporation+                       13
   200  Glacier Water Services, Inc.+                2,620   2,374  Greater Bay Bancorp                              73,024
 1,800  Glamis Gold Ltd.+                           15,822     210  Greater Community Bancorp                         3,360
 1,200  Glassmaster Company+                           168     710  Greater Delaware Valley Savings Bank             18,211
   500  Glenayre Technologies, Inc.+                   624     300  Green Mountain Coffee, Inc.+                      6,363
 1,100  Glenborough Realty Trust                               200  Green Mountain Power Corporation                  3,632
          Incorporated                              26,070   2,400  The Greenbrier Companies, Inc.                   17,520
   100  Gliatech Inc.+                                   1   3,800  GreenPoint Financial Corp.                      186,580
 1,900  Glimcher Realty Trust                       34,960     900  Greif Bros. Corporation (Class A)                30,025
 1,400  Global Imaging Systems, Inc.+               26,586   4,200  Grey Wolf, Inc.+                                 17,052
 2,400  Global Industries, Ltd.+                    16,776   1,000  Griffin Land & Nurseries, Inc.+                  13,750
 1,460  Global Payments Inc.                        43,435   2,020  Griffon Corporation+                             36,562
 9,289  GlobalSantaFe Corporation                  254,054     900  Group 1 Automotive, Inc.+                        34,335
 5,618  GlobespanVirata, Inc.+                      21,742     322  Grubb & Ellis Company+                              802
   300  Globix Corporation+                             18     300  Guess?, Inc.+                                     2,160
   800  GlycoGenesys, Inc.+                            784     900  Guilford Mills, Inc.+                               162
   500  GoAmerica, Inc.+                               240   2,600  Guilford Pharmaceuticals Inc.+                   19,604
   900  Gold Banc Corporation                        9,872   1,500  Guitar Center, Inc.+                             27,825
 2,200  Gold Reserve Inc.+                           4,290     800  GulfMark Offshore, Inc.+                         33,128
   600  Golden Enterprises, Inc.                     2,317   1,800  Gundle/SLT Environmental, Inc.+                  13,230
 5,200  Golden State Bancorp Inc.                  188,500   1,800  The Gymboree Corporation+                        28,836
 7,900  The Goldman Sachs Group, Inc.              579,465   2,200  H Power Corp.+                                    2,090
 2,200  Goody's Family Clothing, Inc.+              25,366     500  HA-LO Industries, Inc.+                               9
   100  The Gorman-Rupp Company                      3,150   1,100  H.B. Fuller Company                              32,219
 1,825  Graco Inc.                                  45,880   2,400  HCC Insurance Holdings, Inc.                     63,240
 2,200  GrafTech International Ltd.+                27,060     100  HEICO Corporation                                 1,402
 1,050  Granite Construction Incorporated           26,565   1,620  HEICO Corporation (Class A)                      18,144
 4,400  Grant Prideco, Inc.+                        59,840   1,400  HMI Industries Inc.+                                910

32

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   900  HMN Financial, Inc.                       $ 17,162   4,900  Health Net Inc.+                              $ 131,173
 1,400  HNC Software Inc.+                          23,380   1,600  Healthcare Realty Trust, Inc.                    51,200
 2,300  HON INDUSTRIES Inc.                         62,606     400  Healthcare Services Group, Inc.+                  6,288
 1,600  HPL Technologies, Inc.+                     24,096     700  HealthExtras, Inc.+                               3,549
   300  HPSC, Inc.+                                  2,775   1,100  HealthTronics Surgical Services, Inc.+           19,239
 5,200  HRPT Properties Trust                       46,020   3,700  Hearst-Argyle Television, Inc.+                  83,435
 1,200  Haemonetics Corporation+                    35,040   2,054  Heartland Express, Inc.+                         49,152
   300  Haggar Corp.                                 4,815     100  Heartland Partners LP (Class A)+                  1,234
 2,100  Hain Celestial Group, Inc.+                 38,850   2,700  Hecla Mining Company+                            12,663
   500  Hall, Kinion & Associates, Inc.+             3,755     100  Hector Communications Corporation+                1,200
   200  Hampshire Group, Limited+                    4,596   1,300  Heidrick & Struggles International,
 1,400  Hancock Fabrics, Inc.                       26,012            Inc.+                                          25,961
   200  Hancock Holding Company                     13,476   2,100  Helen of Troy Limited+                           24,444
 1,100  Handleman Company+                          15,906   1,500  Helix Technology Corporation                     30,900
 5,700  Handspring, Inc.+                            9,918   2,000  Helmerich & Payne, Inc.                          71,440
 1,400  Hanger Orthopedic Group, Inc.+              21,266   1,300  Hemispherx Biopharma, Inc.+                       3,250
 2,349  Hanover Compressor Company+                 31,711   1,600  Henry Schein, Inc.+                              71,200
 4,100  Hanover Direct, Inc.+                          984     100  Herbalife International, Inc. (Class A)           1,910
13,100  Hanover Gold Company, Inc.+                  1,048   1,100  Heritage Property Investment Trust+              29,381
 1,000  Harbor Florida Bancshares, Inc.             20,810   1,250  Herley Industries, Inc.+                         26,512
   200  Hardinge, Inc.                               2,014   3,000  Herman Miller, Inc.                              60,900
   700  Harleysville Group Inc.                     19,404   1,500  Hexcel Corporation+                               6,525
   700  Harleysville National Corporation           18,907     400  hi/fn, inc.+                                      2,400
 1,300  Harman International Industries,                       450  Hibbett Sporting Goods, Inc.+                    11,430
          Incorporated                              64,025   6,300  Hibernia Corporation (Class A)                  124,677
 3,700  Harmonic Inc.+                              13,538     600  Hickory Tech Corporation                          9,000
 2,600  Harris Corporation                          94,224     600  High Speed Access Corp.+                            690
 2,100  Harris Interactive Inc.+                     7,077   2,100  Highwoods Properties, Inc.                       54,600
 2,000  Harsco Corporation                          75,000   1,100  Hilb, Rogal and Hamilton Company                 49,775
 3,600  Harte-Hanks, Inc.                           73,980   2,400  Hillenbrand Industries, Inc.                    134,760
 5,000  Hartmarx Corporation+                       12,500   4,100  Hines Horticulture, Inc.+                        14,145
 1,100  Harvard Bioscience, Inc.+                    6,149     700  Hi-Shear Technology Corporation+                  1,400
   100  Hastings Manufacturing Company+              1,275   4,300  Hispanic Broadcasting Corporation+              112,230
 1,500  Haverty Furniture Companies, Inc.           29,625   1,500  Hoenig Group Inc.+                               15,750
 4,200  Hawaiian Airlines, Inc.+                    15,960   4,000  Hollinger International Inc.                     48,000
 1,400  Hawaiian Electric Industries, Inc.          59,570   1,700  Hollis-Eden Pharmaceuticals, Inc.+               11,696
   300  Hawkins, Inc.                                2,802     600  Holly Corporation                                10,050
 5,200  Hayes Lemmerz International, Inc.+             884   1,000  Hollywood Casino Corporation+                    10,800
 1,800  Headwaters Incorporated+                    28,350   2,600  Hollywood Entertainment
 2,400  Health Care Property Investors, Inc.       102,960            Corporation+                                   53,768
 1,500  Health Care REIT, Inc.                      44,925   4,300  Hollywood Media Corp.+                            8,557

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,500  Hologic, Inc.+                            $ 21,705   1,200  IDEX Corporation                              $  40,200
 1,000  Home Properties of New York, Inc.           37,940   1,300  IDEXX Laboratories, Inc.+                        33,527
 1,000  Homeland Holding Corporation+                   10   1,300  IDT Corporation+                                 21,996
 2,600  Hooper Holmes, Inc.                         20,800     200  IDT Corporation (Class B)+                        3,220
 2,300  Horace Mann Educators Corporation           42,941   1,200  IDX Systems Corporation+                         15,624
 2,300  Horizon Offshore, Inc.+                     19,412   1,100  IGEN International, Inc.+                        34,650
 5,500  Hormel Foods Corporation                   131,670     400  IHOP Corp.+                                      11,780
 2,400  Hospitality Properties Trust                87,600     100  II-VI Incorporated+                               1,477
 1,500  Host Funding Inc.+                              15   5,800  IKON Office Solutions, Inc.                      54,520
10,500  Host Marriot Corporation                   118,650   1,600  ILEX Oncology, Inc.+                             22,544
 1,300  Hot Topic, Inc.+                            34,723   4,600  IMC Global Inc.                                  57,500
   800  Hotels.com (Class A)+                       33,784   1,100  IMPATH Inc.+                                     19,745
   800  The Houston Exploration Company+            23,200   1,300  IMPCO Technologies, Inc.+                        17,030
 1,000  Hovnanian Enterprises, Inc. (Class A)+      35,880   1,000  INAMED Corporation+                              26,720
 1,200  Howell Corporation                          15,960     200  INT Media Group, Incorporated+                      396
 2,300  Hubbell Incorporated (Class B)              78,545     300  IRT Property Company                              3,822
 7,800  Hudson City Bancorp, Inc.                  155,220     800  I-STAT Corporation+                               2,848
   800  Hudson Hotels Corporation+                       4  10,700  ITC[delta] DeltaCom, Inc.+                          642
   600  Hudson River Bancorp, Inc.                  16,194     100  ITLA Capital Corporation+                         2,969
 1,840  Hudson United Bancorp                       52,550   1,900  ITT Educational Services, Inc.+                  41,420
   100  Huffy Corporation+                             863   1,800  ITXC Corp.+                                       9,378
 1,000  Hughes Supply, Inc.                         44,900   7,850  IVAX Corporation+                                84,780
   400  Hugoton Royalty Trust                        4,240     200  IXYS Corporation+                                 1,076
 5,100  Human Genome Sciences, Inc.+                68,340  17,100  i2 Technologies, Inc.+                           25,308
   300  Humphrey Hospitality Trust, Inc.+              717     300  i3 Mobile, Inc.+                                    207
 1,700  Hungarian Telephone and                                100  iAsiaWorks, Inc.+                                     1
          Cable Corp.+                              11,390   1,800  iBasis, Inc.+                                       666
   300  Hunt Corporation                             3,255      80  iBEAM Broadcasting Corporation+                       -
 1,100  Hurry, Inc. (Class A)                          110     100  Ibis Technology Corporation+                        648
 1,600  Hutchinson Technology Incorporated+         25,024   4,500  Identix Incorporated+                            32,845
 1,100  Hydril Company+                             29,480   2,100  iGATE Capital Corporation+                        9,702
 2,900  Hydron Technologies, Inc.+                     609     100  Illumina, Inc.+                                     672
 1,900  Hypercom Corporation+                       14,630     200  Imagistics International Inc.+                    4,294
 1,900  Hyperion Solutions Corporation+             34,651   2,800  I-many, Inc.+                                     7,697
   900  Hyseq, Inc.+                                 2,043   1,700  Imation Corp.+                                   50,592
   100  IBERIABANK Corporation                       4,054   2,921  Imclone Systems+                                 25,398
 3,100  ICN Pharmaceuticals, Inc.                   75,051     200  Immersion Corporation+                              208
 2,400  ICOS Corporation+                           40,704     800  Immucor, Inc.+                                   18,776
   900  ICU Medical, Inc.+                          27,810   1,400  The Immune Response Corporation+                    490
 1,500  IDAcorp Inc.                                41,265   1,600  ImmunoGen, Inc.+                                  4,304
 6,100  IDEC Pharmaceuticals Corporation+          216,245   2,000  Immunomedics, Inc.+                              10,420

34

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 2,600  Impac Mortgage Holdings, Inc.+            $ 35,048   1,200  Insight Enterprises, Inc.+                    $  30,228
 1,900  Impax Laboratories, Inc.+                   14,231     900  Insignia Financial Group, Inc.+                   8,748
    12  Imperial Sugar Company                               1,600  Insituform Technologies, Inc.
          (New Shares)+                                 27            (Class A)+                                     33,888
 1,800  Incyte Pharmaceuticals, Inc.+               13,086   4,200  Insmed Incorporated+                              5,880
 2,400  Independence Community Bank Corp.           68,952   4,200  Inspire Pharmaceuticals, Inc.+                   16,170
   220  Independence Federal Savings Bank+           2,530     600  Insteel Industries, Inc.+                           306
   900  Independence Holding Company                20,691     200  Instinet Group Incorporated+                      1,304
   100  Independent Bank Corp.                       2,289   1,200  Insurance Auto Auctions, Inc.+                   23,400
   100  Independent Bank Corporation                 3,156      83  InsWeb Corporation+                                 187
 1,700  Indevus Pharmaceuticals, Inc.+               1,972     700  Integra Bank Corporation                         15,680
 1,400  Indus International, Inc.+                   3,346   1,600  Integra LifeSciences Holdings+                   34,800
 2,400  IndyMac Mortgage Holdings, Inc.+            54,432   2,700  Integrated Circuit Systems, Inc.+                54,513
   500  Inergy, LP                                  15,170     400  Integrated Defense Technologies,
   800  Inet Technologies, Inc.+                     5,400            Inc.+                                          11,772
 2,400  InFocus Corporation+                        28,272   3,900  Integrated Device Technology, Inc.+              70,746
 2,800  Infogrames, Inc.+                            7,644   1,200  Integrated Silicon Solution, Inc.+               10,704
 7,300  Infonet Services Corporation                           300  Integrated Telecom Express, Inc.+                   483
          (Class B)+                                18,104     734  iNTELEFILM Corporation+                              59
 3,200  Informatica Corporation+                    22,688   2,000  InteliData Technologies Corporation+              2,660
    80  Information Architects Corp.+                   40     700  Inter Parfums, Inc.                               4,865
 1,100  Information Holdings Inc.+                  26,840   1,500  Inter-Tel Inc.                                   25,665
 1,200  Information Resources, Inc.+                11,267   3,600  Interactive Data Corporation+                    52,416
   100  Inforte Corp.+                                 992     600  Interactive Intelligence, Inc.+                   2,022
12,400  InfoSpace.com, Inc.+                         5,580   1,200  The InterCept Group, Inc.+                       24,864
   500  infoUSA Inc.+                                2,736     700  Interchange Financial Services
 1,800  Ingles Markets, Incorporated                                  Corporation+                                   19,425
          (Class A)                                 22,824   2,200  InterDigital Communications
 6,000  Ingram Micro Inc. (Class A)+                82,500            Corporation+                                   19,910
 2,200  Inhale Therapeutic Systems+                 21,846   3,400  Interface, Inc.                                  27,336
 1,400  Inkine Pharmaceutical Company, Inc.+         1,190   2,100  Intergraph Corp.+                                36,624
11,400  Inktomi Corporation+                        10,032   8,400  Interland, Inc.+                                 26,460
   700  Inland Resources Inc.+                       1,365     300  Interliant Inc.+                                     30
 2,800  Innkeepers USA Trust                        26,824     100  Interlink Electronics, Inc.+                        455
 1,700  Innovative Solutions and Support,                    1,202  Intermagnetics General Corporation+              24,280
          Inc.+                                     12,750   2,000  Intermet Corporation                             21,480
   800  Innsuites Hospitality Trust                  1,600   1,300  InterMune Inc.+                                  27,430
 2,100  Input/Output, Inc.+                         18,900  18,200  Internap Network Services
 1,900  Inrange Technologies Corporation                              Corporation+                                    4,186
          (Class B)+                                 9,025     800  International Aluminum Corporation               16,400
 2,100  Insight Communications Company,                        906  International Bancshares Corporation             38,269
          Inc.+                                     25,557     200  International FiberCom, Inc.+                         -

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   400  International Leisure Hosts, Ltd.+        $  2,100   1,500  JAKKS Pacific, Inc.+                          $  26,565
   800  International Multifoods+                   20,800   1,100  J.B. Hunt Transport Services, Inc.+              32,472
 2,400  International Rectifier Corp.+              69,960   4,800  J.D. Edwards & Company+                          58,320
   300  International Shipholding                              700  JDA Software Group, Inc.+                        19,782
          Corporation+                               1,965   2,500  JDN Realty Corporation                           31,250
   600  International Specialty Products Inc.+       4,620   1,000  JKC Group, Inc.+                                    990
 2,100  International Speedway Corp.                           700  JLG Industries, Inc.                              9,821
          (Class A)                                 84,210   3,100  JNI Corp.+                                       10,850
11,500  Internet Capital Group, Inc.+                2,990   3,200  JP Realty, Inc.                                  85,280
    80  Internet Pictures Corporation+                 160     400  JPS Industries Inc.+                              1,632
 1,900  Internet Security Systems, Inc.+            24,928     100  j2 Global Communications, Inc.+                   1,643
 1,100  Interpool, Inc.                             18,986   3,400  Jack Henry & Associates, Inc.                    56,746
 4,896  Intersil Holding Corporation+              104,676   1,600  Jack in the Box Inc.+                            50,880
 1,700  Interstate Bakeries Corporation             49,096   2,200  Jacobs Engineering Group Inc.+                   76,516
 3,600  Intertrust Technologies Corporation+        10,836     400  Jameson Inns, Inc.                                1,424
 3,300  InterVoice-Brite, Inc.+                      4,719   1,200  Jarden Corp.+                                    23,760
    10  InterWorld Corporation+                          -     900  Jefferies Group, Inc.                            37,890
 4,300  Interwoven, Inc.+                           13,115   1,400  JetBlue Airways Corporation+                     63,784
   200  IntraBiotics Pharmaceuticals, Inc.+            260   1,100  Jo-Ann Stores Inc.+                              32,120
 1,100  Intrado Inc.+                               21,296   1,200  John H. Harland Company                          33,840
   200  Intraware, Inc.+                               188   4,100  The John Nuveen Company
   100  Intrusion.com, Inc.+                            95            (Class A)                                     105,370
 1,500  Intuitive Surgical, Inc.+                   12,705   2,500  John Wiley & Sons, Inc. (Class A)                59,950
 1,300  Invacare Corp.                              48,100     900  Johnson Outdoors Inc. (Class A)+                 15,147
   940  Inverness Medical Innovations, Inc.+        18,988   1,200  Jones Lang Lasalle Inc.+                         29,640
 1,800  Investment Technology Group, Inc.+          58,860     800  Jos. A. Bank Clothiers, Inc.+                    14,255
 2,400  Investors Financial Services                80,496   1,200  Journal Register Co.+                            24,120
   300  Investors Real Estate Trust                  3,198   2,500  Joy Global Inc.+                                 43,350
 1,000  InVision Technologies, Inc.+                24,030  13,200  Juniper Networks, Inc.+                          74,580
 2,100  Invitrogen Corporation+                     67,221     100  Juno Lighting, Inc.+                                970
 2,060  Iomega Corporation+                         26,471     200  Jupiter Media Metrix, Inc.+                          46
   700  Ionics, Inc.+                               16,975   1,400  KCS Energy, Inc.+                                 2,450
 3,400  Iron Mountain Incorporated+                104,890     550  KMG Chemicals, Inc.                               1,788
   400  Irwin Financial Corporation                  8,040   6,300  KPMG Consulting Inc.+                            93,555
 3,300  Isis Pharmaceuticals, Inc.+                 31,383   1,400  K-Swiss Inc. (Class A)                           36,372
 2,000  Isle of Capri Casinos, Inc.+                40,500   1,200  K-V Pharmaceutical Company
 3,700  iStar Financial Inc.                       105,450            (Class A)+                                     32,400
 1,100  Itron, Inc.+                                28,853   1,800  KVH Industries, Inc.+                            13,554
   200  iVillage Inc.+                                 252     480  Kadant Inc.+                                      7,920
 2,100  Ixia+                                       12,222  10,800  Kaiser Aluminum Corporation+                      1,080
   700  J & J Snack Foods Corp.+                    31,472     200  Kaiser Ventures LLC (Series A)+                       -
   800  J. Jill Group Inc.+                         30,360     900  Kaman Corp. (Class A)                            15,084

36

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 1,921  Kana Software, Inc.+                      $  7,684  11,100  Kraft Foods Inc. (Class A)                    $ 454,545
   400  Kansas City Life Insurance Company          15,468     300  Kreisler Manufacturing Corporation+               2,310
 1,500  Kansas City Southern Industries, Inc.+      25,500   2,300  Krispy Kreme Doughnuts, Inc.+                    74,037
 2,500  Karts International Incorporated+                3   2,109  Kroll Inc.+                                      45,618
 1,200  Kaydon Corp.                                28,332   1,150  Kronos, Inc.+                                    35,062
 2,836  Keane, Inc.+                                36,159   2,200  Kulicke and Soffa Industries+                    27,258
   100  The Keith Companies, Inc.+                   1,522   2,000  Kyphon Inc.+                                     29,160
   600  Keithley Instruments, Inc.                   8,664   3,000  L-3 Communications Holdings, Inc.+              162,000
   900  Kellwood Co.                                29,250   4,900  LAM Research Corp.+                              88,102
 1,400  Kelly Services, Inc. (Class A)              37,814     600  L.B. Foster Company (Class A)+                    3,018
 3,300  Kemet Corp.+                                58,938     100  LCC International, Inc. (Class A)+                  143
 1,200  Kendle International Inc.+                  16,320     900  LMI Aerospace, Inc.+                              3,816
 1,300  Kennametal Inc.                             47,580   1,000  LNR Property Corp.                               34,500
   700  Kenneth Cole Productions, Inc.                       1,100  LSB Bancshares, Inc.                             22,000
          (Class A)+                                19,845     600  LSI Industries Inc.                              11,022
   400  Kensey Nash Corporation+                     6,480   1,900  LTX Corporation+                                 27,132
   900  Kestrel Energy, Inc.+                          630     300  La Jolla Pharmaceutical Company+                  1,875
 3,100  Key Energy Services, Inc.+                  32,550   4,200  La Quinta Corp.+                                 30,450
   100  Key Production Company, Inc.+                1,950   1,000  LabOne, Inc.+                                    25,990
 2,700  Key3Media Group, Inc.+                       1,242   3,200  Labor Ready, Inc.+                               18,720
 1,200  Keynote Systems, Inc.+                       8,784   5,700  Laboratory Corporation of America
   600  Keystone Automotive Industries,                               Holdings+                                     260,205
          Inc.+                                     11,549   2,300  LaBranche & Co. Inc.+                            52,670
   700  Keystone Consolidated Industries,                      200  The Laclede Group, Inc.                           4,696
          Inc.+                                        560     500  LaCrosse Footwear, Inc.+                          1,325
   100  Keystone Property Trust                      1,587   1,707  Ladenburg Thalmann Financial
 1,300  kforce.com, Inc.+                            7,735            Services Inc.+                                    512
 1,100  Kilroy Realty Corporation                   29,425     500  Ladish Co., Inc.+                                 6,100
   800  Kimball International (Class B)             13,112   2,900  Lafarge Corporation                             101,935
 4,150  Kimco Realty Corporation                   138,983     200  Lakeland Financial Corporation                    5,768
   807  Kinder Morgan Management, LLC+              24,614   2,200  Lakes Gaming Inc.+                               14,872
   400  Kindred Healthcare, Inc.+                   17,788   3,347  Lamar Advertising Company+                      124,542
 1,200  Kirby Corporation+                          29,340     200  The Lamson & Sessions Co.+                          780
 4,900  Knight Trading Group, Inc.+                 25,676   1,500  Lancaster Colony Corporation                     53,490
 1,500  Knight Transportation, Inc.+                34,785   1,200  Lance, Inc.                                      17,496
 1,500  Koger Equity, Inc.                          28,950     900  Landair Corporation+                             14,580
   800  Komag, Incorporated+                             4   1,100  LandAmerica Financial Group, Inc.                34,650
   700  Konover Property Trust, Inc.+                1,421   3,700  Landec Corporation+                              13,986
 3,900  Kopin Corporation+                          25,740   1,500  Landry's Restaurants, Inc.                       38,265
   400  Korn/Ferry International+                    3,640     400  Landstar System, Inc.+                           42,740
   800  Kos Pharmaceuticals, Inc.+                  16,280     300  The Langer Biomechanics Group,
   200  Koss Corporation                             3,350            Inc.+                                           1,890

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   300  Lante Corporation+                        $    183   6,000  Liberty Self-Stor, Inc.+                      $     840
 2,100  Lantronix, Inc.+                             1,785   8,500  Life Medical Sciences, Inc.+                      1,063
 1,000  Large Scale Biology Corp.+                   2,180   1,600  LifePoint Hospitals, Inc.+                       58,096
   100  LaSalle Hotel Properties                     1,575     400  Lifetime Hoan Corporation                         2,855
   100  Latitude Communications, Inc.+                 132   1,100  Ligand Pharmaceuticals Incorporated
 4,200  Lattice Semiconductor Corporation+          36,708            (Class B)+                                     15,950
   400  Lawson Products, Inc.                       12,324   2,219  Lightbridge, Inc.+                               18,218
   400  Layne Christensen Company+                   3,700     800  LightPath Technologies, Inc. (Class A)+             720
   300  Lazare Kaplan International Inc.+            2,145   6,700  Lightspan Inc.+                                  11,658
 2,400  La-Z-Boy Inc.                               60,528     300  Lillian Vernon Corporation                        2,100
 1,500  Leap Wireless International, Inc.+           1,620   1,400  Lin TV Corp. (Class A)+                          37,856
 2,500  Lear Corporation+                          115,625   4,200  Lincare Holdings Inc.+                          135,660
 1,300  Learning Tree International, Inc.+          24,102   1,000  Lincoln Bancorp                                  17,250
   400  LeCroy Corporation+                          4,760   1,200  Lincoln Electric Holdings, Inc.                  32,280
   800  LecTec Corporation+                            640     500  Lindsay Manufacturing Co.                        11,575
 1,800  Lee Enterprises, Incorporated               63,000   2,000  Linens 'n Things, Inc.+                          65,620
   600  Leeds Federal Bancshares, Inc.              19,182     500  Lipid Sciences, Inc.+                             2,324
 5,000  Legato Systems, Inc.+                       18,000     500  Lipid Sciences, Inc. (Rights)(c)                      -
 2,700  Legg Mason, Inc.                           133,218     300  Liquid Audio, Inc.+                                 735
 1,400  LendingTree, Inc.+                          17,794   1,200  Liquidmetal Technologies+                        13,920
 2,400  Lennar Corporation                         146,880   1,100  Lithia Motors, Inc.+                             29,612
 1,800  Lennox International Inc.                   32,382     600  Littelfuse Inc.+                                 13,878
 2,200  Leucadia National Corporation               69,652     800  Local Financial Corp.+                           13,048
16,300  Level 3 Communications, Inc.+               48,085     100  LodgeNet Entertainment Corporation+               1,440
   100  Level 8 Systems, Inc.+                          48   1,800  Loews Cineplex Entertainment
 2,200  Lexar Media, Inc.+                           9,394            Corporation+                                        -
 5,000  Lexent Inc.+                                11,250   1,600  Lone Star Steakhouse & Saloon, Inc.              37,744
 2,100  Lexicon Genetics Incorporated+              10,267   1,100  Lone Star Technology+                            25,190
 1,900  Lexington Corporate Properties Trust        31,350   1,500  Longs Drug Stores Corporation                    42,435
   200  Libbey, Inc.                                 6,820   2,000  Longview Fibre Company                           18,840
 4,300  Liberate Technologies, Inc.+                11,348     800  LookSmart, Ltd.+                                  1,568
   700  Liberte Investors, Inc.                      2,730   7,700  Loral Space & Communications Ltd.+                7,623
   600  Liberty Bancorp. Inc.                       15,648   3,100  Loudcloud, Inc.+                                  4,433
   600  The Liberty Corporation                     23,910     300  Loudeye Technologies, Inc.+                         108
   200  Liberty Livewire Corporation                         2,000  The Lubrizol Corporation                         67,000
          (Class A)+                                   588     500  Luby's Cafeterias Inc.+                           3,290
94,750  Liberty Media Corporation (Class A)+       900,125      35  Lucor, Inc. (Class A)+                                -
 3,100  Liberty Property Trust                     108,500   1,200  Luminex Corporation+                              9,012
   960  Liberty Satellite & Technology, Inc.                   900  Lund International Holdings, Inc.+                1,530
          (Class A)+                                 2,160     100  Lynch Interactive Corporation+                    3,050
    20  Liberty Satellite & Technology, Inc.                   100  Lynx Therapeutics, Inc.+                            129
          (Class B)+                                    45   4,500  Lyondell Chemical Company                        67,950

38

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 3,700  M&T Bank Corporation                     $ 317,312   1,400  Magellan Health Services, Inc.+               $   1,400
   900  MAF Bancorp, Inc.                           33,840   1,700  Magma Design Automation, Inc.+                   28,560
   550  MASSBANK Corp.                              19,459   4,450  Magnum Hunter Resources, Inc.+                   35,110
   500  MAXIMUS, Inc.+                              15,850     300  Mail-Well, Inc.+                                  1,560
   600  MAXXAM Inc.+                                 6,630     600  Main Street Banks, Inc.                          12,408
   300  MB Financial, Inc.                          10,317     115  MainSource Financial Group, Inc.                  2,781
 1,800  MCG Capital Corporation                     30,078     200  Malan Realty Investors, Inc.                      1,082
   200  MCK Communications, Inc.+                      212   3,900  The Management Network Group,
 1,000  MCSi, Inc.+                                 11,239            Inc.+                                           9,048
   821  MDC Holdings, Inc.                          42,692   2,800  Mandalay Resort Group+                           77,196
 2,700  MDU Resources Group                         70,983   1,100  Manhattan Associates, Inc.+                      35,376
   700  MEEMIC Holdings, Inc.+                      19,446   1,000  The Manitowoc Co., Inc.                          35,490
 2,800  MEMC Electronic Materials, Inc.+            13,300   1,300  Mannatech, Incorporated+                          3,250
   100  META Group, Inc.+                              225   3,000  Manpower Inc.                                   110,250
   700  MGI Pharma, Inc.+                            4,942     900  Manufactured Home Communities,
 6,400  MGM Mirage Inc.+                           216,000            Inc.                                           31,590
 1,000  M/I Schottenstein Homes, Inc.               37,680     200  Manufacturers' Services Limited+                    966
 1,600  MIM Corporation+                            19,344   1,500  Manugistics Group, Inc.+                          9,165
 1,600  MIPS Technologies, Inc. (Class A)+           9,872     600  MapInfo Corporation+                              5,460
 2,000  MK Gold Company+                             1,260     300  Marcus Corporation                                4,995
 2,453  MKS Instruments, Inc.+                      49,232     200  Marimba, Inc.+                                      300
 1,900  The MONY Group Inc.                         64,619     600  MarineMax, Inc.+                                  7,770
 2,600  MPS Group, Inc.+                            22,100     900  Marisa Christina, Incorporated+                   1,710
   800  MPW Industrial Services Group, Inc.+         1,920     400  Markel Corporation+                              78,800
   400  MRO Software, Inc.+                          4,552   1,300  Marketing Specialist Corporation+                     -
 7,087  MRV Communications, Inc.+                   10,843   2,100  MarketWatch.com, Inc.+                            9,870
 1,900  MSC Industrial Direct Co., Inc.                        700  Marsh Supermarkets, Inc. (Class B)                9,730
          (Class A)+                                37,050   1,400  Martek Biosciences Corporation+                  29,288
 1,200  MSC.Software Corp.+                         10,740     900  Marten Transport, Ltd.+                          18,000
   200  MTI Technology Corporation+                    134   1,500  Martha Stewart Living Omnimedia,
 1,300  MTR Gaming Group, Inc.+                     21,710            Inc. (Class A)+                                17,205
   800  MTS Systems Corporation                     10,040   1,900  Martin Marietta Materials, Inc.                  74,100
   100  M~WAVE, Inc.+                                  360   2,600  Marvel Enterprises, Inc.+                        14,248
 1,200  MacDermid, Inc.                             25,800   3,000  Massey Energy Company                            38,100
 1,500  Macerich Company                            46,500   1,900  MasTec, Inc.+                                    13,984
   500  Mac-Gray Corporation+                        1,700   1,900  MatrixOne, Inc.+                                 11,419
 2,400  Mack-Cali Realty Corporation                84,360   1,200  Matthews International Corporation
 1,100  MacroChem Corporation+                       1,925            (Class A)                                      28,020
 2,360  Macromedia, Inc.+                           20,933   1,800  Mattson Technology, Inc.+                         8,316
 2,000  Macrovision Corporation+                    26,220     300  Maui Land & Pineapple Company,
   900  Macxe Security International, Inc.+            918            Inc.+                                           6,060
   200  Madison Gas & Electric Co.                   5,570   1,600  Maverick Tube Corporation+                       24,000

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
   900  Maxim Pharmaceuticals, Inc.+              $  2,907     300  Mercator Software, Inc.+                      $     456
 9,612  Maxtor Corporation+                         43,446     750  Merchants Bancshares, Inc.                       21,315
   300  Maxus Realty Trust, Inc.                     3,753     100  Merchants Group, Inc.                             2,435
   400  Maxwell Technologies, Inc.+                  3,488   1,300  Mercury Computer Systems, Inc.+                  28,171
   400  Maxygen Inc.+                                4,792   2,200  Mercury General Corporation                     106,700
 1,000  Maynard Oil Company+                        16,860   2,500  Meridian Bioscience, Inc.                        17,250
   900  McAfee.com Corporation+                     13,176   3,800  Meridian Gold Inc.+                              60,990
 1,800  The McClatchy Company (Class A)            115,650     400  Meridian Medical Technologies, Inc.+             14,460
 5,500  McCormick & Company Incorporated           141,625     300  The Meridian Resource Corporation+                1,116
 4,300  McDATA Corporation (Class A)+               37,883   2,100  Meristar Hospitality Corp.                       32,025
   600  McGrath Rentcorp                            15,552   1,213  Merit Medical Systems, Inc.+                     24,927
 5,738  McLeod USA Incorporated (Class A)+           2,410     800  Meritage Corporation+                            36,520
16,016  McLeod USA Incorporated (Class A)                    1,200  Merix Corporation+                               10,296
          (Escrowed)+                                    -   2,700  Mesa Air Group, Inc.+                            24,840
   600  McMoRan Exploration Co.+                     2,580     700  Mesaba Holdings, Inc.+                            4,109
   200  Meade Instruments Corp.+                     1,134     800  Mestek, Inc.+                                    15,280
   400  Meadowbrook Insurance Group, Inc.            1,316     700  Metals USA, Inc.+                                    11
 4,100  Mechanical Technology Incorporated+          4,428   1,500  MetaSolv, Inc.+                                   5,895
   500  The Med-Design Corporation+                  6,470   6,800  Metawave Communications
   700  Medallion Financial Corp.                    3,696            Corporation+                                    1,428
 2,200  Medarex, Inc.+                              16,324   2,100  Methode Electronics                              26,817
 1,300  MedCath Corporation+                        22,230     200  Metricom, Inc.+                                       2
   700  Medford Bancorp, Inc.                       24,381   2,600  Metris Companies Inc.                            21,606
   200  Media 100 Inc.+                                360  10,000  Metro-Goldwyn-Mayer Inc.+                       117,000
   900  Media General, Inc. (Class A)               54,000   1,700  Metro One Telecommunications, Inc.+              23,732
 3,600  Mediacom Communications                              3,400  Metromedia Fiber Network, Inc.
          Corporation+                              28,044            (Class A)+                                         34
 1,200  Medical Action Industries Inc.+             15,360  11,700  Metromedia International Group,
   700  Medical Staffing Network Holdings,                            Inc.+                                             819
          Inc.+                                     17,150   1,100  Michael Anthony Jewelers, Inc.+                   3,146
   500  MedicaLogic/Medscape, Inc.+                    115   2,600  Michael's Stores+                               101,400
 1,800  The Medicines Company+                      22,194   3,600  Micrel, Inc.+                                    51,768
 1,300  Medicis Pharmaceutical (Class A)+           55,588   7,509  Microchip Technology+                           205,972
   838  Medis Technologies Ltd.+                     6,628     500  MicroFinancial Incorporated                       3,900
 1,000  MedQuist Inc.+                              26,620   1,700  Micromuse, Inc.+                                  7,565
   200  MedSource Technologies, Inc.+                2,450   1,100  Micros Systems, Inc.+                            30,481
   300  Medwave, Inc.+                                 300   1,700  Microsemi Corporation+                           11,220
   200  Mego Financial Corp.+                          700   6,900  MicroStrategy Incorporated+                       3,450
 1,100  MemberWorks Incorporated+                   20,383   1,800  Microtune, Inc.+                                 16,038
 1,700  The Men's Wearhouse, Inc.+                  43,350     500  Microvision, Inc.+                                2,615
 1,300  Mentor Corporation                          47,722     700  Mid-America Apartment
 2,600  Mentor Graphics Corporation+                36,972            Communities, Inc.                              18,725
 2,800  Mercantile Bankshares Corporation          114,884

40

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD  ISSUE                                        VALUE    HELD  ISSUE                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
 2,300  Mid Atlantic Medical Services, Inc.+      $ 72,105     800  Multimedia Games, Inc.+                       $  17,448
   100  Mid-Atlantic Realty Trust                    1,760   1,800  Murphy Oil Corporation                          148,500
   100  Mid Penn Bancorp, Inc.                       1,790     910  Myers Industries, Inc.                           15,597
 1,000  Mid-State Bancshares                        19,300   2,500  Mykrolis Corporation+                            29,525
   600  Midas Group, Inc.+                           7,506   5,000  Mylan Laboratories, Inc.                        156,750
   850  Middlesex Water Company                     22,329     500  Myriad Genetics, Inc.+                           10,170
   100  The Midland Company                          5,047     300  NACCO Industries, Inc. (Class A)                 17,430
 2,700  Midway Games Inc.+                          22,950     900  NASB Financial Inc.                              19,800
   400  Midwest Banc Holdings, Inc.                 11,956     300  NATCO Group Inc.+                                 2,610
   200  Midwest Grain Products, Inc.                 2,598   1,360  NBT Bancorp Inc.                                 24,575
 1,300  Milacron Inc.                               13,195   2,600  NBTY Inc.+                                       40,248
 3,700  Millennium Cell Inc.+                       11,470     700  NCI Building Systems, Inc.+                      12,460
 2,300  Millennium Chemicals Inc.                   32,315   1,500  NCO Group, Inc.+                                 32,670
10,473  Millennium Pharmaceuticals, Inc.+          127,247   1,400  NDCHealth Corporation                            39,060
 1,700  Mills Corp.                                 52,700     100  NEON Communications, Inc.+                            3
   500  Mine Safety Appliances Company              20,000     100  NEON Systems, Inc.+                                 440
   900  Minerals Technologies, Inc.                 44,388     500  NIC Inc.+                                           740
   200  Minuteman International, Inc.                1,946   2,000  NL Industries, Inc.                              30,500
 2,800  Miravant Medical Technologies+               1,484   1,400  NMS Communications Corporation+                   3,402
   400  Mississippi Valley Bancshares, Inc.         20,692     900  NMT Medical, Inc.+                                5,742
 1,100  Mobile Mini, Inc.+                          18,810     600  NN, Inc.                                          7,680
   300  Modem Media Inc.+                            1,080   1,100  NPS Pharmaceuticals, Inc.+                       16,852
 1,300  Modine Manufacturing Co.                    31,954     100  NS Group, Inc.+                                     955
 2,464  Mohawk Industries, Inc.+                   151,610     200  NS & L Bancorp                                    2,270
   400  Moldflow Corporation+                        3,152     110  NSD Bancorp, Inc.                                 2,448
 1,000  Molecular Devices Corporation+              17,800   2,100  NSTAR                                            94,038
 1,600  Monaco Coach Corporation+                   34,080     700  NTELOS Inc.+                                        987
   400  Monarch Casino & Resort, Inc.+               5,932  11,000  NTL Incorporated+                                   352
   400  Monmouth Capital Corporation                 1,492     100  NUI Corporation                                   2,750
 2,200  Monmouth Real Estate Investment                        300  NVR, Inc.+                                       96,900
          Corporation (Class A)                     15,840   2,100  NYFIX, Inc.+                                     17,850
   400  Monolithic System Technology, Inc.+          4,404   1,100  NYMAGIC, Inc.                                    16,775
   900  Monsanto Company                            16,020     800  Nabi Biopharmaceuticals+                          3,784
   600  Moog Inc. (Class A)+                        25,728   3,300  Nanogen, Inc.+                                   11,550
 1,600  Morgan's Foods, Inc.+                        6,400     500  Nanometrics Incorporated+                         7,940
   600  Morton Industrial Group, Inc.+                 132     600  Nanophase Technologies
   900  Morton's Restaurant Group, Inc.+            13,572            Corporation+                                    3,510
    10  Motient Corporation (Warrants)(b)                3   2,400  NaPro Bio Therapeutics, Inc.+                    15,744
 1,750  Movie Gallery, Inc.+                        36,960     800  Nash-Finch Company                               25,568
   400  Mpower Holding Corporation+                     10     400  Nassda Corporation+                               4,948
 1,700  Mueller Industries, Inc.+                   53,975   1,100  National Beverage Corp.+                         15,400
 3,000  Multex.com Inc.+                            12,240

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                      SHARES
  HELD    ISSUE                                   VALUE       HELD     ISSUE                                 VALUE
--------------------------------------------------------------------------------------------------------------------
 8,100    National Commerce Financial                         300    Netcentives Inc.+                    $      -
           Corporation                          $ 213,030   2,800    Netegrity, Inc.+                       17,248
   100    National Dentex Corporation+              2,414     300    NetFlix Inc.+                           4,197
   600    National Equipment Services, Inc.+          930     100    netGuru, Inc.+                            225
 3,100    National Fuel Gas Company                69,781   2,196    NetIQ Corporation+                     49,695
   500    National Golf Properties, Inc.            4,275     400    NetManage, Inc.+                          224
   200    National Health Investors, Inc.           3,200     200    NetObjects Inc.+                            3
   800    National Health Realty, Inc.             14,960   3,400    Netopia, Inc.+                          9,282
 2,000    National Instruments Corporation+        65,120     300    NetRatings, Inc.+                       2,745
 1,000    National Medical Health Card                      2,300    Netro Corporation+                      5,244
           Systems, Inc.+                           9,470     200    NetScout Systems, Inc.+                 1,364
 3,200    National-Oilwell, Inc.+                  67,360     100    Netsol International, Inc.+                 9
   300    National Penn Bancshares, Inc.            7,860   2,000    NetSolve, Incorporated+                14,380
   300    National Presto Industries, Inc.          9,600     400    Network Access Solutions
 2,100    National Processing, Inc.+               54,180            Corporation+                                3
   120    The National Security Group, Inc.         1,764   5,600    Network Associates, Inc.+             107,912
   400    National Service Industries, Inc.         3,600     100    Network Engines, Inc.+                    107
11,100    National Steel Corp.+                     1,554     100    Network Equipment Technologies,
 1,100    NationsRent, Inc.+                           22             Inc.+                                    430
 1,000    Nationwide Financial Services,                    8,800    Network Plus Corp.+                         9
           Inc. (Class A)                          39,500   2,750    Neuberger Berman Inc.                 100,650
 2,100    Nationwide Health Properties, Inc.       39,375   1,200    Neurocrine Biosciences, Inc.+          34,380
   400    Natrol, Inc.+                               580     100    Neurogen Corporation+                   1,169
 2,300    Nautica Enterprises, Inc.+               29,877     200    New Century Equity Holdings Corp.+         88
 1,400    The Nautilus Group, Inc.+                42,840     800    New Century Financial Corporation      27,976
 1,300    Navigant International, Inc.+            20,111   3,000    The New Dun & Bradstreet
   800    The Navigators Group, Inc.+              21,424             Corporation+                          99,150
   200    NaviSite, Inc.+                              30     100    New England Business Services, Inc.     2,514
 1,900    The Neiman Marcus Group, Inc.                     3,000    New Focus, Inc.+                        8,910
           (Class A)+                              65,930     400    New Horizons Worldwide, Inc.+           4,076
   120    Neoforma, Inc.+                           1,559   1,400    New Jersey Resources Corporation       41,790
   700    Neogen Corporation+                       9,523   3,700    New Plan Excel Realty Trust            77,071
 1,600    NeoMagic Corporation+                     4,256   3,965    New York Community Bancorp, Inc.      107,452
   510    NeoPharm, Inc.+                           6,411   1,800    Newfield Exploration Company+          66,906
   200    NeoRx Corporation+                          240     600    Newhall Land & Farming Company         19,200
 1,300    Neose Technologies, Inc.+                14,170   2,900    Newpark Resources, Inc.+               21,315
   400    NeoTherapeutics, Inc.+                       76   1,500    Newport Corporation+                   23,490
 1,100    Neoware Systems, Inc.+                   12,375     400    NewPower Holdings, Inc.+                    8
   400    Net Perceptions, Inc.+                      444     700    NewState Holdings, Inc.+                  385
 2,000    Net.B@nk, Inc.+                          23,300     100    Nexell Therapeutics Inc.+                   6
   300    Net2000 Communications, Inc.+                 -   1,700    Next Generation Technology
 1,400    Net2Phone, Inc.+                          5,978             Holdings, Inc.+                          833

42

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                    SHARES
  HELD    ISSUE                                   VALUE     HELD     ISSUE                                 VALUE
------------------------------------------------------------------------------------------------------------------
 3,400    Next Level Communications, Inc.+      $   3,434   4,000    ON Semiconductor Corporation+        $  8,240
 4,200    NextCard, Inc.+                              71   2,400    ONEOK, Inc.                            52,680
 6,600    Nextel Partners, Inc.+                   19,866     300    ONYX Software Corporation+              1,014
   600    Niku Corporation+                           258     100    OPNET Technologies, Inc.+                 896
 2,300    Noble Energy, Inc.                       82,915   1,500    OSI Pharmaceuticals, Inc.+             36,030
   600    Noland Company                           16,314     900    OSI Systems, Inc.+                     17,847
 1,300    Nordson Corporation                      32,058     200    o2wireless Solutions, Inc.+                62
   700    Nortek, Inc.+                            31,570   2,200    Oak Technology, Inc.+                   9,966
   400    North American Scientific, Inc.+          4,088   2,000    Oakley, Inc.+                          34,800
   500    North Coast Energy, Inc.+                 1,615   6,800    Ocean Energy Inc.                     147,356
 6,500    North Fork Bancorporation               258,765   1,400    Oceaneering International, Inc.+       37,800
   600    North Pittsburgh Systems, Inc.            9,654     600    OceanFirst Financial Corp.             14,484
 1,000    North Valley Bancorp                     16,300   1,300    O'Charley's Inc.+                      32,890
 5,600    Northeast Utilities                     105,336   1,400    Ocular Sciences, Inc.+                 37,100
   100    Northern States Financial Corporation     2,525     800    Ocwen Financial Corporation+            4,400
 1,900    Northfield Laboratories Inc.+             7,619     300    Odd Job Stores, Inc.+                   1,230
 3,400    Northwest Airlines Corporation+          41,004     300    Odyssey Healthcare, Inc.+              10,875
 1,000    Northwest Bancorp, Inc.                  13,210   1,800    Odyssey Re Holdings Corp.              31,302
 1,200    Northwest Natural Gas Company            34,500   3,500    OfficeMax, Inc.+                       20,615
 1,900    Northwestern Corporation                 32,205   3,200    Official Payments Corporation+          9,568
 9,000    Northwestern Steel and Wire                       1,500    Offshore Logistics, Inc.+              35,835
           Company+                                    36     300    The Ohio Art Company                    3,900
   100    Norwood Financial Corp.                   2,875     200    Oglebay Norton Company                  2,556
   800    Novadigm, Inc.+                           5,816   2,400    Ohio Casualty Corporation              50,160
   800    Novastar Financial, Inc.+                28,600     700    Ohio Valley Banc Corp.                 16,520
 2,800    Novatel Wireless, Inc.+                     924     600    Oil States International, Inc.+         7,140
 2,400    Novavax, Inc.+                           10,224     300    Old Dominion Freight Line, Inc.+        4,515
   900    Noven Pharmaceuticals, Inc.+             22,950   2,446    Old National Bancorp                   62,251
 2,400    Novoste Corporation+                     11,088   4,500    Old Republic International
   100    Nu Horizons Electronics Corp.+              829             Corporation                          141,750
   500    Nu Skin Enterprises, Inc. (Class A)       7,275     200    Old Second Bancorp, Inc.                7,348
 1,300    Nuance Communications Inc.+               5,434   1,200    Olin Corporation                       26,580
   100    Nucentrix Broadband Networks,                       700    Omega Financial Corporation            25,557
           Inc.+                                      230   3,700    Omnicare, Inc.                         97,162
 1,200    Nuevo Energy Company+                    18,960     200    OmniSky Corporation+                        -
   600    Numerical Technologies, Inc.+             2,397   1,400    OmniVision Technologies, Inc.+         20,090
 1,900    Nutraceutical International                         800    Omnova Solutions Inc.+                  6,720
           Corporation+                            12,920   1,700    On Assignment, Inc.+                   30,260
   300    Nx Networks, Inc.+                            -   5,900    On Command Corporation+                 9,971
 3,100    OGE Energy Corp.                         70,866     200    On2.com Inc.+                              46
 1,100    OM Group, Inc.                           68,200     200    One Liberty Properties, Inc.            2,980
 5,300    OMI Corporation (New Shares)+            21,730     700    Oneida Ltd.                            13,405

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 1,900    OneSource Information Services,                         100    PETCO Animal Supplies, Inc.+            $  2,491
             Inc.+                                   $ 12,730   5,300    PETsMART, Inc.+                           85,012
   600    Onvia.com, Inc.+                                114   1,000    P.F. Chang's China Bistro, Inc.+          31,420
   700    Onyx Pharmaceuticals, Inc.+                   4,039     300    PFF Bancorp, Inc.                         11,520
 6,783    Openwave Systems Inc.+                       38,053   1,700    P.H. Glatfelter Company                   31,960
 1,800    Oplink Communications, Inc.+                  1,314     700    PICO Holdings, Inc.+                      11,599
 1,983    Optical Cable Corporation+                    1,071   1,700    PLATO Learning, Inc.+                     16,779
   400    Optical Communication Products,                       1,100    PLX Technology, Inc.+                      4,675
             Inc.+                                        488     600    PMA Capital Corporation (Class A)         12,690
 1,625    Option Care, Inc.+                           22,328   2,500    PMC Capital, Inc.                         16,450
 1,500    OraSure Technologies, Inc.+                   9,750   3,400    The PMI Group, Inc.                      129,880
   700    Orbital Sciences Corporation+                 5,579     800    PMR Corporation                            1,448
 2,200    Orchid Biosciences+                           2,904   2,100    PNM Resources Inc.                        50,820
 2,100    O'Reilly Automotive, Inc.+                   57,876     200    POZEN Inc.+                                1,028
 1,800    Organogenesis Inc.+                             360   2,100    PRAECIS Pharmaceuticals
   660    Oriental Financial Group Inc.                16,738               Incorporated+                           7,308
 2,100    Orthodontic Centers of America, Inc.+        48,405   3,300    PRG-Schultz International, Inc.+          40,623
   500    OshKosh B'Gosh, Inc. (Class A)               21,745   8,334    PRIMEDIA Inc.+                            10,167
   700    Oshkosh Truck Corporation                    41,377     500    PS Business Parks, Inc.                   17,475
   600    Osmonics, Inc.+                               9,540   2,100    PSINet Inc.+                                   6
   700    Ostex International, Inc.+                      959   3,700    PSS World Medical, Inc.+                  29,970
   600    Otter Tail Company                           18,912     400    PTEK Holdings, Inc.+                       2,292
 3,000    Outback Steakhouse, Inc.+                   105,300     220    PVF Capital Corp.                          2,638
 1,000    Overland Storage, Inc.+                      15,800     900    PYR Energy Corporation+                    1,755
 1,400    Overseas Shipholding Group, Inc.             29,512     933    Pacific Capital Bancorp                   22,280
 2,300    Overture Services, Inc.+                     57,454     100    Pacific Gulf Resources+                      100
 1,400    Owens & Minor, Inc.                          27,664   1,000    Pacific Northwest Bancorp                 31,320
 1,000    Owens Corning+                                1,190   1,300    Pacific Sunwear of California, Inc.+      28,821
 5,900    Owens-Illinois, Inc.+                        81,066   1,700    PacifiCare Health Systems, Inc.+          46,240
 1,700    Owosso Corporation+                             731     800    PacificNet.com, Inc.+                        128
 3,500    Oxford Health Plans, Inc.+                  162,610   4,100    Packaging Corp. of America+               81,549
   300    Oxford Industries, Inc.                       8,400   1,300    Packeteer, Inc.+                           5,746
 1,900    PAB Bankshares, Inc.                         16,112     300    Pac-West Telecomm, Inc.+                     132
   400    P.A.M. Transportation Services, Inc.+         9,608   1,100    Pain Therapeutics, Inc.+                   9,196
 1,800    PAREXEL International Corporation+           25,038     700    Palm Harbor Homes, Inc.+                  13,901
 1,000    PC Connection, Inc.+                          4,100   1,000    Pamrapo Bancorp, Inc.+                    14,830
   120    P-Com, Inc.+                                     43   1,300    Pan Pacific Retail Properties, Inc.       44,434
   800    PC-Tel, Inc.+                                 5,415   6,000    PanAmSat Corporation+                    135,600
   200    PDF Solutions, Inc.+                          1,462     300    Panavision Inc.+                             840
   600    PDI, Inc.+                                    9,294   1,000    Panera Bread Company (Class A)+           34,750
   600    PEC Solutions, Inc.+                         14,352   3,400    The Pantry, Inc.+                         11,458
   900    PECO II, Inc.+                                3,015   1,200    Papa John's International, Inc.+          40,068

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 1,300    Paradigm Genetics, Inc.+                   $  1,807   1,300    Penton Media, Inc.+                      $ 2,795
   400    Paradyne Networks, Inc.+                      1,564     600    Penwest Pharmaceuticals Co.+              11,700
   750    Park Electrochemical Corp.                   19,875     300    PeoplePC Inc.+                                 6
   600    Park National Corporation                    51,600     200    Peoples Bancorp                            3,650
11,600    Park Place Entertainment                                772    Peoples Bancorp Inc.                      22,056
             Corporation+                             118,900     200    Peoples Bancorp of North Carolina          3,350
 3,700    Parker Drilling Company+                     12,099   1,120    The Peoples BancTrust Company, Inc.       15,512
   100    ParkerVision, Inc.+                           1,918   2,500    People's Bank                             65,275
   300    Parkvale Financial Corporation+               8,592   1,200    Peoples Financial Corporation             16,920
   400    Parkway Properties, Inc.                     14,552     600    The Peoples Holding Company               24,600
 1,100    Parlex Corporation+                          13,310   2,500    The Pep Boys-Manny, Moe & Jack            42,125
 1,200    Party City Corporation+                      19,560   6,227    PepsiAmericas, Inc.                       93,031
 1,200    Pathmark Stores, Inc.+                       22,572     600    Peregrine Pharmaceuticals, Inc.+             696
 1,125    Patina Oil & Gas Corporation                 30,859   8,143    Peregrine Systems, Inc.+                   2,443
 1,200    Patriot Bank Corp.                           16,836   1,700    Performance Food Group Company+           57,562
   100    Patriot Transportation Holding, Inc.+         2,600     500    Performance Technologies,
 2,700    Patterson Dental Company+                   135,891               Incorporated+                           3,315
 3,000    Patterson-UTI Energy, Inc.+                  84,690   1,000    Pericom Semiconductor Corporation+        11,590
   100    Paul Mueller Company                          3,200     900    Perini Corporation+                        3,600
   900    Paxar Corporation+                           15,075   4,100    Perot Systems Corporation (Class A)+      44,649
 2,300    Paxson Communications Corporation+           12,650   3,300    Perrigo Company+                          42,900
   900    Payless ShoeSource, Inc.+                    51,885     300    Perry Ellis International, Inc.+           4,563
 2,100    Peabody Energy Corporation                   59,430   1,200    Per-Se Technologies, Inc.+                11,039
   300    Peapack-Gladstone Financial                             100    Persistence Software, Inc.+                   60
             Corporation+                              18,360   1,900    PetroCorp Incorporated+                   18,221
 1,200    Pediatrix Medical Group, Inc.+               30,000     700    Petroleum Helicopters, Inc.
 1,100    Peets Coffee & Tea Inc.+                     20,251               (Non-voting)+                          20,510
 3,400    Pegasus Communications                                1,100    Petrominerals Corporation+                   605
             Corporation +                              2,482   2,100    Pharmaceutical Product Development,
 1,600    Pegasus Systems, Inc.+                       28,000               Inc.+                                  55,314
   500    Pegasystems Inc.+                             4,510   1,100    Pharmaceutical Resources, Inc.+           30,558
 1,500    Pemstar Inc.+                                 1,995   2,000    Pharmacopeia, Inc.+                       17,038
 2,400    Penn National Gaming, Inc.+                  43,560   2,500    Pharmacyclics, Inc.+                      11,100
 1,000    Penn Treaty American Corporation+             4,500   2,300    Pharmos Corporation+                       2,116
   200    Penn Virginia Corporation                     7,796     600    Philadelphia Consolidated Holding
   450    Penn-America Group, Inc.                      4,739               Corp.+                                 27,204
   300    PennFed Financial Services, Inc.              8,370   2,731    Philadelphia Suburban Corporation         55,166
   133    Pennichuck Corporation                        3,844     200    Philips International Realty Corp.           414
   600    Pennsylvania Real Estate Investment                   1,200    Phillips-Van Heusen Corporation           18,720
             Trust                                     16,266   4,000    The Phoenix Companies, Inc.               73,400
 3,200    Pennzoil-Quaker State Company                68,896     500    Phoenix Footwear Group, Inc.               5,450
 1,900    Pentair, Inc.                                91,352   1,000    Phoenix Technologies Ltd.+                10,000

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S C H E D U L E
===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   800    Photon Dynamics, Inc.+                     $ 24,000   1,600    Power Integrations, Inc.+             $   28,638
 1,000    Photronics, Inc.+                            18,940   1,600    Powerwave Technologies, Inc.+             14,656
   100    Physiometrix, Inc.+                              82   1,000    PracticeWorks, Inc.+                      18,450
 1,300    Piedmont Natural Gas Company, Inc.           48,074   2,000    Precision Castparts Corp.                 66,000
 3,700    Pier 1 Imports, Inc.                         77,700     200    Predictive Systems, Inc.+                     62
 1,400    Pierre Foods, Inc.+                           3,360     900    Preformed Line Products Company           16,649
   200    Pilgrim's Pride Corporation                   2,800     200    Premcor Inc.+                              5,144
 2,300    Pinnacle Entertainment, Inc.+                24,449   1,500    Prentiss Properties Trust                 47,625
   300    Pinnacle Holdings Inc.+                           3   1,300    Pre-Paid Legal Services, Inc.+            25,870
 2,300    Pinnacle Systems, Inc.+                      25,275   2,300    President Casinos, Inc.+                     575
 4,500    Pioneer Natural Resources Company+          117,225     500    Presidential Life Corporation             10,135
 2,200    Pioneer-Standard Electronics, Inc.           22,858   1,500    Presstek, Inc.+                            6,000
 2,500    Pittston Brink's Group                       60,000     300    Preview Systems, Inc.+                        11
 2,100    Pixar, Inc.+                                 92,610   2,200    Price Communications Corporation+         35,200
 1,700    Pixelworks, Inc.+                            14,263   9,200    Priceline.com Incorporated+               25,668
 1,200    Plains All American Pipeline, LP             30,948     300    PriceSmart, Inc.+                         11,565
 1,400    Plains Resources Inc.+                       37,450   5,300    Pride International, Inc.+                82,998
 1,000    Planar Systems Inc.+                         19,250     550    Prima Energy Corporation+                 12,535
   500    Planet Zanett Inc.+                           1,100     600    Prime Group Realty Trust                   3,906
 1,900    Plantronics, Inc.+                           36,119   1,800    Prime Hospitality Corp.+                  23,382
   800    Playboy Enterprises, Inc.+                   10,200     600    Prime Medical Services, Inc.+              6,972
 1,500    Playtex Products, Inc.+                      19,425     200    Primus Knowledge Solutions, Inc.+            160
 1,500    Plexus Corporation+                          27,150     400    Primus Telecommunications Group,
 2,000    Plug Power Inc.+                             15,820               Incorporated+                             256
 2,100    Pogo Producing Company                       68,502  14,300    The Principal Financial Group, Inc.+     443,300
   900    Polaris Industries, Inc.                     58,500   1,800    Priority Healthcare Corporation
 1,600    Polo Ralph Lauren Corporation+               35,840               (Class B)+                             42,300
 3,629    Polycom, Inc.+                               43,512     200    PrivateBancorp, Inc.                       6,186
   500    PolyMedica Corporation+                      12,770     200    ProAssurance Corporation+                  3,520
   200    Polymer Group, Inc.+                             20   1,000    ProBusiness Services, Inc.+               14,569
 4,000    PolyOne Corporation                          45,000     100    Procom Technology, Inc.+                      53
   100    Pomeroy Computer Resources,                           2,200    Progress Software Corporation+            32,470
             Inc.+                                      1,458     500    Projenics Pharmaceuticals, Inc.+           6,145
 1,400    Pope & Talbot, Inc.                          26,222   7,043    ProLogis Trust                           183,118
 5,400    Popular, Inc.                               181,872   5,700    Prolong International Corporation+           513
   200    Port Financial Corp.                          8,018   1,000    ProQuest Company+                         35,450
 7,000    Portal Software, Inc.+                        5,250     200    ProsoftTraining.com+                          78
   700    Possis Medical, Inc.+                         8,644   3,900    Protection One, Inc.+                     10,725
 1,500    Post Properties, Inc.                        45,240   2,600    Protective Life Corporation               86,060
 1,100    Potlatch Corporation                         37,422   3,400    Protein Design Labs, Inc.+                36,924
 4,300    Potomac Electric Power Company               92,364     200    Proton Energy Systems, Inc.+                 642
   400    Powell Industries, Inc.+                      9,700   1,200    Provena Foods Inc.+                        1,620

46

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   800    Provident Bancorp, Inc.                    $ 22,432   1,400    RGS Energy Group Inc.                   $ 54,880
 1,525    Provident Bancshares Corporation             36,127   1,200    R.H. Donnelley Corporation+               33,564
 2,000    Provident Financial Group, Inc.              58,020   3,700    R.J. Reynolds Tobacco Holdings, Inc.     198,875
 1,600    Province Healthcare Company+                 35,776     100    RLI Corp.                                  5,100
 4,729    Proxim Corporation (Class A)+                14,182     500    RMH Teleservices, Inc.+                    3,435
23,200    Prudential Financial, Inc.+                 773,952   1,600    ROHN Industries, Inc.+                       418
   500    Psychemedics Corporation                      1,495   1,100    RPC, Inc.                                 12,980
 4,600    Public Storage, Inc.                        170,660   4,500    RPM, Inc.                                 68,625
   100    Puerto Rican Cement Company, Inc.             3,500   1,100    RSA Security Inc.+                         5,291
 3,500    Puget Energy, Inc.                           72,275     400    RTW, Inc.+                                   260
   700    Pulitzer Inc.                                36,330   1,200    Racing Champions Ertl Corporation+        21,288
 1,800    Puma Technology, Inc.+                        1,008   3,544    Radian Group Inc.                        173,124
 2,000    Pure Resources, Inc.+                        41,600     400    Radiant Systems, Inc.+                     5,212
 1,300    Pure World, Inc.+                               767   1,500    Radio One, Inc. (Class A)+                22,305
   100    Pyramid Breweries Inc.                          230     500    Radio Unica Corp.+                           739
 3,900    QAD Inc.+                                    11,115     900    Radiologix, Inc.+                         13,725
   600    Q-Med, Inc.+                                  5,094     700    RadiSys Corporation+                       8,141
   100    QRS Corporation+                                779   1,300    RailAmerica, Inc.+                        14,066
   400    Quaker Chemical Corporation                   9,800     600    Rainbow Technologies, Inc.+                2,952
   200    Quaker City Bancorp, Inc.+                    8,284   2,000    Raindance Communications, Inc.+           11,500
 1,400    Quaker Fabric Corporation+                   21,699   1,200    Ralcorp Holdings, Inc.+                   37,500
   900    Quanex Corporation                           39,330   3,400    Rambus Inc.+                              13,906
 2,400    Quanta Services, Inc.+                       23,688     200    Ramco-Gershenson Properties Trust          4,030
 6,100    Quantum Corporation-DLT & Storage                     1,900    Raymond James Financial, Inc.             54,093
             Systems+                                  25,620   1,300    Rayonier Inc.                             63,869
 3,700    Quest Diagnostics Incorporated+             318,385     500    Rayovac Corporation+                       9,265
 3,600    Quest Software, Inc.+                        52,308   1,500    Razorfish, Inc.+                             240
 3,300    Questar Corporation                          81,510   4,000    The Reader's Digest Association,
   200    QuickLogic Corporation+                         726               Inc. (Class A)                         74,920
   800    Quicksilver Resources Inc.+                  20,680   3,500    Reading International, Inc. (Class A)+    13,790
   900    Quiksilver, Inc.+                            22,320   4,800    Read-Rite Corporation+                     2,304
   100    Quixote Corporation                           1,695   5,200    RealNetworks, Inc.+                       21,164
   366    Quotesmith.com, Inc.+                         1,039   1,300    Realty Income Corporation                 47,996
 1,200    Quovadx, Inc.+                                7,452   2,000    Reckson Associates Realty
 1,200    R & G Financial Corporation (Class B)        28,452               Corporation                            49,800
 1,300    RAIT Investment Trust                        30,849   1,800    Recoton Corporation+                       4,644
 1,400    RARE Hospitality International, Inc.+        37,688   6,700    Red Hat, Inc.+                            39,329
 4,100    RCN Corporation+                              5,576   3,100    Redback Networks Inc.+                     5,549
 3,400    REMEC, Inc.+                                 19,074   1,100    Redwood Trust, Inc.                       34,650
 6,300    RF Micro Devices, Inc.+                      48,006     900    Reeds Jewelers, Inc.+                      1,125
 2,100    RFS Hotel Investors, Inc.                    28,434   1,200    Regal Entertainment Group (Class A)+      27,984
   100    RGC Resources, Inc.                           1,819   1,000    Regal-Beloit Corporation                  24,310

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 2,300    Regency Centers Corporation                $ 68,195   4,800    Riverstone Networks, Inc.+              $ 15,024
 2,400    Regeneration Technologies, Inc.+             14,496     600    Riviana Foods Inc.                        15,215
 1,200    Regeneron Pharmaceuticals, Inc.+             17,412   1,200    Roadway Express, Inc.                     43,116
 1,900    Regent Communications, Inc.+                 13,412     400    Roanoke Electric Steel Corporation         6,176
 1,200    Regis Corporation                            32,423   1,000    Robbins & Myers, Inc.                     26,250
 1,600    Register.com, Inc.+                          12,192     800    The Robert Mondavi Corporation
   700    RehabCare Group, Inc.+                       16,821               (Class A)+                             27,384
 2,000    Reinsurance Group of America,                           300    Roberts Realty Investors, Inc.             2,205
             Incorporated                              61,640     400    Robotic Vision Systems, Inc.+                368
   800    Reliance Steel & Aluminum Co.                24,400   1,700    Rockford Corporation+                     16,983
 1,100    Reliant Resources, Inc.+                      9,625     900    Rock-Tenn Company (Class A)               16,515
 1,800    Remington Oil & Gas Corporation+             35,856     400    Rocky Mountain Chocolate Factory,
 4,700    Renaissance Entertainment                                         Inc.+                                   4,219
             Corporation+                                 940     600    Rogers Corporation+                       16,386
 1,400    Renaissance Learning, Inc.+                  28,308   1,200    Rollins, Inc.                             24,408
 2,000    Renal Care Group, Inc.+                      62,300     840    Ronson Corporation+                        1,050
 1,100    Rent A Center Inc.+                          63,811   1,300    Roper Industries, Inc.                    48,490
 1,800    Rent-Way, Inc.+                              23,256   4,050    Roslyn Bancorp, Inc.                      88,412
 2,090    Republic Bancorp, Inc.                       31,225   3,200    Ross Stores, Inc.                        130,400
 1,700    Republic Bancorp, Inc. (Class A)             20,043   3,500    The Rouse Company                        115,500
 1,100    Republic Bancshares, Inc.+                   22,187     500    The Rowe Companies+                        1,450
 6,700    Republic Services, Inc. (Class A)+          127,769   1,300    Roxio, Inc.+                               9,360
   200    Res-Care, Inc.+                               1,324     402    Royal Bancshares of Pennsylvania,
   500    Research Frontiers Incorporated+              7,431               Inc.                                    8,607
 1,300    ResMed Inc.+                                 38,220   7,600    Royal Caribbean Cruises Ltd.             148,200
 5,100    Resonate Inc.+                               10,190   1,800    Royal Gold, Inc.                          25,110
   800    ResortQuest International, Inc.+              4,560   2,600    Ruby Tuesday, Inc.                        50,440
   600    Resource America, Inc. (Class A)              6,324   1,900    Ruddick Corporation                       32,224
   900    Resources Connection, Inc.+                  24,291   1,000    Rudolph Technologies, Inc.+               24,930
 1,100    Respironics, Inc.+                           37,455     400    Rural Cellular Corporation (Class A)+        416
 2,000    Restoration Hardware, Inc.+                  17,700     800    Russ Berrie and Company, Inc.             28,320
 1,900    Retek Inc.+                                  46,170   1,300    Russell Corporation                       25,025
   800    Revlon, Inc. (Class A)+                       3,960   2,600    Ryan's Family Steak Houses, Inc.+         34,346
 2,800    Reynolds & Reynolds Company                           1,000    Ryerson Tull, Inc.                        11,630
             (Class A)                                 78,260   1,100    The Ryland Group, Inc.                    54,725
 4,600    Rheometric Scientific, Inc.+                  2,760   4,200    S1 Corporation+                           31,038
 1,200    Rhythms NetConnections Inc.+                      1     600    S&T Bancorp, Inc.                         16,200
   800    Ribozyme Pharmaceuticals, Inc.+               1,104     600    SAVVIS Communications
   100    Rica Foods, Inc.+                               100               Corporation+                              312
 1,100    Riggs National Corporation                   16,401   7,700    SBA Communications Corporation+           10,857
 1,050    Right Management Consultants, Inc.+          27,614     100    SBS Technologies, Inc.+                    1,225
20,600    Rite Aid Corporation+                        48,410   3,900    SCANA Corporation                        120,393

48

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   600    SCM Microsystems, Inc.+                    $  8,028     500    Sanderson Farms, Inc.                   $ 12,505
 1,500    SCP Pool Corporation+                        41,640   2,600    SanDisk Corporation+                      32,240
   400    SCPIE Holdings Inc.                           2,432     150    Sandy Spring Bancorp, Inc.                 4,823
   800    SEACOR SMIT Inc.+                            37,880     100    Sangamo Biosciences, Inc.+                   588
 4,300    SEI Investments Company                     121,131   1,500    SangStat Medical Corporation+             34,470
   700    SEMCO Energy, Inc.                            6,335     200    Santa Fe Financial Corporation+            2,250
 1,600    SERENA Software, Inc.+                       21,916   1,300    Santander BanCorp                         22,165
   100    SFBC International, Inc.+                     1,677   9,200    Sapient Corporation+                       9,752
 4,600    SICOR Inc.+                                  85,284     700    SatCon Technology Corporation+             1,120
 1,100    SIPEX Corporation+                            5,378     700    Sauer-Danfoss, Inc.                        7,952
 3,700    SITEL Corporation+                           11,692     100    Saul Centers, Inc.                         2,590
   300    SJW Corp.                                    24,300     110    The Savannah Bancorp, Inc.                 2,662
 1,000    SL Green Realty Corp.                        35,650   1,800    Saxon Capital, Inc.+                      29,286
 1,300    SLI, Inc.+                                      520   1,600    ScanSoft, Inc.+                           11,840
   200    SNB Bancshares, Inc.                          3,950     300    ScanSource, Inc.+                         18,423
 3,800    SONICblue Incorporated+                       3,914   2,000    Schawk, Inc.                              21,400
 1,200    SOURCECORP, Incorporated+                    31,800   1,375    Scholastic Corporation+                   52,113
   500    SPACEHAB, Incorporated+                         635   1,200    School Specialty, Inc.+                   31,872
 1,400    SPAR Group, Inc.+                             3,164     500    Schuff Steel Company+                      1,350
   500    SPS Technologies, Inc.+                      19,085     600    Schweitzer-Manduit International,
   709    SPSS Inc.+                                   11,018               Inc.                                   14,760
 1,564    SPX Corporation+                            183,770   1,300    SciClone Pharmaceuticals, Inc.+            2,600
 1,000    SRI/Surgical Express, Inc.+                  12,480      85    Scient, Inc.+                                 37
   200    STAAR Surgical Company+                         824     700    Scientific Games Corporation+              5,558
 2,800    STERIS Corporation+                          53,508     100    Scientific Learning Corporation+             135
   200    SVI Solutions Inc.+                              90     300    Scientific Technologies Incorporated+      1,079
 1,410    SWS Group, Inc.                              27,664   1,800    Scios Inc.+                               55,098
   100    S.Y. Bancorp, Inc.                            4,095     200    SciQuest.com, Inc.+                          150
 3,500    Saba Software, Inc.+                          8,925   1,500    The Scotts Company (Class A)+             68,100
   700    Safeguard Scientifics, Inc.+                  1,400   5,700    ScreamingMedia Inc.+                       8,949
   100    SafeNet, Inc.+                                1,394   2,000    SeaChange International, Inc.+            17,560
   125    Saga Communications, Inc.                               500    Seacoast Banking Corporation of
             (Class A)+                                 2,813               Florida                                28,865
 1,200    The Sagemark Companies Ltd.+                  4,560   1,500    Seacoast Financial Services
   200    Sagnet Technology, Inc.+                        133               Corporation                            37,605
 5,700    Saks Incorporated+                           73,188     400    Second Bancorp, Incorporated              10,920
 1,200    Salem Communications Corporation                      2,000    Secure Computing Corporation+             15,100
             (Class A)+                                29,844   3,300    SeeBeyond Technology Corporation+         10,230
   300    Salix Pharmaceuticals, Ltd.+                  4,578   1,000    Seitel, Inc.+                              1,000
   600    Salon Media Group, Inc.+                         30     500    Selas Corporation of America               1,085
   400    Salton, Inc.+                                 5,740   1,000    Select Medical Corporation+               15,660
   200    Sanchez Computer Associates, Inc.+              892   3,200    Selectica, Inc.+                          12,704

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 1,000    Selective Insurance Group, Inc.            $ 28,330   3,300    Sirenza Microdevices, Inc.+             $  6,666
   400    Semele Group, Inc.+                             664   4,900    Sirius Satellite Radio Inc.+              18,468
   100    Seminis, Inc. (Class A)+                        367   3,600    Six Flags, Inc.+                          52,020
   200    Semitool, Inc.+                               1,632     300    Sizeler Property Investors, Inc.           3,276
 2,700    Semtech Corporation+                         72,090   1,100    Skechers U.S.A., Inc. (Class A)+          23,771
   200    Seneca Foods Corporation (Class A)+           2,600   1,700    SkillSoft Corporation+                    13,345
 1,500    Senior Housing Properties Trust              23,550   3,300    Sky Financial Group, Inc.                 69,795
 1,900    Sensient Technologies Corporation            43,244     100    Skyline Corporation                        3,300
 3,000    Sepracor Inc.+                               28,650   2,300    SkyWest, Inc.                             53,797
   300    Sequa Corporation (Class A)+                 19,617   3,000    Skyworks Solutions, Inc.+                 16,650
   200    Sequenom Inc.+                                  706     800    Smart & Final Inc.+                        6,240
 1,000    Serologicals Corporation+                    18,290     700    Smart Choice Automotive Group,
11,800    Service Corporation International+           56,994               Inc.+                                      14
12,000    The ServiceMaster Company                   164,640     100    SmartDisk Corporation+                        28
   400    Servotronics, Inc.+                           1,760     100    SmartServ Online, Inc.+                      100
   800    Sharper Image Corporation+                   16,120   2,000    Smith International, Inc.+               136,380
 1,500    The Shaw Group Inc.+                         46,050   4,500    Smithfield Foods, Inc.+                   83,475
   400    Shiloh Industries, Inc.+                      1,012   9,700    Smurfit-Stone Container
   300    ShoLodge, Inc.+                               1,230               Corporation+                          149,574
 1,700    ShopKo Stores, Inc.+                         34,340     200    SoftNet Systems, Inc.+                       368
 1,375    Shuffle Master, Inc.+                        25,259   1,000    Sola International Inc.+                  11,500
 1,500    Shurgard Storage Centers, Inc.                        3,900    Solutia Inc.                              27,378
             (Class A)                                 52,050     500    Somera Communications, Inc.+               3,570
 3,300    Siebert Financial Corp.+                     11,847     200    Sonesta International Hotels
 1,600    Sierra Health Services, Inc.+                35,760               Corporation (Class A)                   1,170
 5,400    Sierra Pacific Resources                     42,120   1,200    Sonic Automotive, Inc.+                   30,900
 1,000    SignalSoft Corporation+                       2,250   1,650    Sonic Corp.+                              51,827
 1,000    Silgan Holdings Inc.+                        40,440     300    Sonic Foundry, Inc.+                         378
 8,000    Silicon Graphics, Inc.+                      23,520     100    Sonic Innovations, Inc.+                     707
 1,700    Silicon Image, Inc.+                         10,404   1,400    Sonic Solutions+                          11,129
 2,000    Silicon Laboratories Inc.+                   54,120   2,400    SonicWALL, Inc.+                          12,048
 3,700    Silicon Storage Technology, Inc.+            28,860   3,800    Sonoco Products Company                  107,616
 2,200    Silicon Valley Bancshares+                   57,992   1,300    SonoSite, Inc.+                           18,759
 1,200    Siliconix Incorporated+                      33,240  10,700    Sonus Networks, Inc.+                     21,614
 1,800    SilverStream Software, Inc.+                 16,092     600    Sorrento Networks Corporation+               576
   200    Simmons First National Corporation                    1,600    Sotheby's Holdings, Inc. (Class A)+       22,800
             (Class A)                                  8,518   4,400    SoundView Technology Group, Inc.+          7,480
 6,800    Simon Property Group, Inc.                  250,512     100    The Source Information Management
   200    SimpleTech, Inc.+                               682               Company+                                  550
   500    Simpson Manufacturing Co., Inc.+             28,565   1,400    The South Financial Group, Inc.           31,373
 2,500    Sinclair Broadcast Group, Inc.                          400    South Jersey Industries, Inc.             13,500
          (Class A)+                                   36,098     600    Southern Peru Limited                      8,994

50

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===============---------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 2,221    Southern Union Company+                    $ 37,749   1,200    StanCorp Financial Group, Inc.          $ 66,600
 1,200    Southwest Bancorporation of Texas,                    1,200    Standard Commercial Corporation           26,040
             Inc.+                                     43,464   1,100    Standard Microsystems Corporation+        25,971
   700    Southwest Gas Corporation                    17,325     500    Standard Motor Products, Inc.              8,475
   100    Southwest Georgia Financial                           1,300    Standard Pacific Corp.                    45,604
             Corporation                                1,800     700    The Standard Register Company             23,933
 1,162    Southwest Water Company                      21,718     500    Standex International Corporation         12,550
 1,000    Southwestern Energy Company+                 15,190     300    Stanley Furniture Company, Inc.+           8,025
10,197    Sovereign Bancorp, Inc.                     152,445   7,500    Star Scientific, Inc.+                    13,425
   500    Sovran Self Storage, Inc.                    17,085     700    Star Struck, Ltd.+                         1,463
 2,300    Spanish Broadcasting System, Inc.                     3,000    StarBase Corporation+                        630
             (Class A)+                                23,000     500    StarMedia Network, Inc.+                      20
 1,900    Sparta Surgical Corporation+                     29     100    StarTek, Inc.+                             2,674
   800    Spartan Stores, Inc.+                         2,408     800    State Auto Financial Corporation          13,120
   600    Spartech Corporation                         16,338   1,065    State Bancorp, Inc.                       18,700
   500    Special Metals Corporation+                     125   2,500    Staten Island Bancorp, Inc.               48,000
   900    Specialty Laboratories, Inc.+                 7,560   1,600    Station Casinos, Inc.+                    28,560
   800    SpectraLink Corporation+                      8,512     800    The Steak 'n Shake Company+               12,520
 6,200    Spectrasite Holdings, Inc.+                   1,116   2,600    Steel Dynamics, Inc.+                     42,822
 1,200    Spectrian Corporation+                       12,444     400    Steel Technologies Inc.                    5,272
   200    Spectrum Control, Inc.+                       1,210   1,400    Steelcase Inc. (Class A)                  18,732
 2,200    Spectrum Organic Products, Inc.+                814   1,700    Stein Mart, Inc.+                         20,179
 1,300    SpeechWorks International Inc.+               4,783     300    Steinway Musical Instruments, Inc.+        6,420
   300    SpeedFam-IPEC, Inc.+                          1,572   2,400    Stellent, Inc.+                           10,992
 1,200    Speedway Motorsports, Inc.+                  30,516     400    Stepan Company                            11,304
 3,000    Spherion Corporation+                        35,700   1,500    Stericycle, Inc.+                         53,115
12,700    Spiegel, Inc. (Class A)                       9,271   2,650    Sterling Bancshares, Inc.                 39,141
 1,300    Spinnaker Exploration Company+               46,826     100    Sterling Financial Corporation             2,496
   500    Spinnaker Industries, Inc.+                       -   1,100    Steve Madden, Ltd.+                       21,812
   200    Spinnaker Industries, Inc. (Class A)+             -   1,900    Stewart & Stevenson Services, Inc.        33,706
   900    The Sports Authority, Inc.+                  10,224   2,100    Stewart Enterprises, Inc. (Class A)+      13,377
   500    The Sports Club Company, Inc.+                1,250     700    Stewart Information Services
14,600    Sports Entertainment Enterprises                                  Corporation+                           14,385
             Inc.+                                        467     900    Stillwater Mining Company+                14,652
   400    Sports Resorts International, Inc.+           2,160     100    StockerYale, Inc.+                           210
   200    SportsLine USA, Inc.+                           206     400    Stockwalk.com Group, Inc.+                     2
   200    St. Francis Capital Corporation               4,958   1,079    Stone Energy Corporation+                 43,430
 3,200    The St. Joe Company                          96,064     900    Stoneridge, Inc.+                         16,830
 1,700    St. Mary Land & Exploration                             100    Storage Computer Corporation+                398
             Company                                   40,679   4,000    Storage Technology Corporation+           63,880
   500    Stage Stores, Inc.+                          17,370   1,600    StorageNetworks, Inc.+                     3,150
 3,200    Stamps.com Inc.+                             14,176   2,902    Stratos Lightwave, Inc.+                   4,643

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   200    Stratus Properties Inc.+                   $  1,882   1,600    Symyx Technologies+                     $ 22,272
   600    Strayer Education, Inc.                      38,160     300    Synaptics Incorporated+                    2,262
   600    Streicher Mobile Fueling, Inc.+                 750   1,400    Syncor International Corporation+         44,100
 1,700    The Stride Rite Corporation                  13,600   2,436    Synopsys, Inc.+                          133,495
   800    The Student Loan Corporation                 66,272     100    Synplicity, Inc.+                            458
 1,100    Sturm, Ruger & Company, Inc.                 15,565     300    SynQuest, Inc.+                              126
   100    Suffolk Bancorp                               3,650     600    Syntel, Inc.+                              7,416
   800    Summit Bancshares, Inc.+                     19,432   1,300    Syntroleum Corporation+                    3,744
   900    Summit Properties Inc.                       21,015     600    Sypris Solutions, Inc.+                   10,932
   900    Sun Bancorp, Inc.                            22,041     700    Systemax Inc.+                             1,680
 1,400    Sun Bancorp, Inc.+                           19,446     600    SystemOne Technologies Inc.+                 900
   700    Sun Communities, Inc.                        29,225   1,300    Systems & Computer Technology
   300    Sun Hydraulics Corporation                    2,418               Corporation+                           17,563
11,100    Sungard Data Systems Inc.+                  293,928   5,800    TALK America Holdings, Inc.+              23,954
 1,300    Sunrise Assisted Living, Inc.+               34,840   1,055    TALX Corporation                          20,003
   400    Sunrise Technologies International,                   6,800    TAM Restaurants, Inc.+                        14
             Inc.+                                         16     800    TBC Corporation+                          12,704
 4,800    Sunrise Telecom Incorporated+                10,368   1,100    TC Pipelines, LP                          26,081
   100    Superconductor Technologies Inc.+               165   3,000    TCF Financial Corporation                147,300
 1,300    SuperGen, Inc.+                               9,438   1,600    TEPPCO Partners, LP                       51,280
 1,600    Superior Energy Services, Inc.+              16,240   1,100    TETRA Technologies, Inc.+                 29,205
   900    Superior Industries International, Inc.      41,517     100    TF Financial Corporation                   2,312
   100    Superior TeleCom Inc.+                           45   1,600    THQ Inc.+                                 47,712
 1,500    Superior Uniform Group, Inc.                 15,480   8,200    TIBCO Software Inc.+                      45,592
   100    Supertex, Inc.+                               1,762     500    T-NETIX, Inc.+                             1,675
 3,800    Support.com, Inc.+                           10,526   1,100    TRC Companies, Inc.+                      22,605
   700    SureBeam Corporation (Class A)+               3,822     500    TRM Corporation+                             425
   300    SureWest Communications                      15,939     100    TTM Technologies, Inc.+                      524
   700    Surgical Laser Technologies, Inc.+              889   1,500    Take-Two Interactive Software, Inc.+      30,885
 1,000    SurModics, Inc.+                             25,990   2,300    The Talbots, Inc.                         80,500
 1,100    Susquehanna Bancshares, Inc.                 24,981     200    Tandy Brands Accessories, Inc.+            2,330
 1,900    Swift Energy Company+                        30,001     300    Tanger Factory Outlet Centers, Inc.        8,850
 3,370    Swift Transportation Co., Inc.+              78,521     100    Tanning Technology Corporation+              110
 2,200    Switchboard Incorporated+                     7,436   2,100    Tanox, Inc.+                              22,743
 4,155    Sybase, Inc.+                                43,835   6,200    Targeted Genetics Corporation+             6,696
   900    Sybron Dental Specialties, Inc.+             16,650     242    Tarragon Realty Investors Inc.+            3,751
10,900    Sycamore Networks, Inc.+                     42,074  15,700    Tatham Offshore, Inc.+                       314
 2,700    Sykes Enterprises, Incorporated+             20,760   2,300    Taubman Centers, Inc.                     35,075
 1,900    Sylvan Learning System, Inc.+                37,886   2,200    Tech Data Corporation+                    83,270
 5,700    Symantec Corporation+                       187,245   1,600    Techne Corporation+                       45,152
   900    SymmetriCom, Inc.+                            3,285   1,300    Technical Olympic USA, Inc.+              20,631
 1,700    Symons International Group, Inc.+                51   1,000    Technitrol, Inc.                          23,300

52

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   300    Technology Solutions Company+               $   384   1,700    Thornburg Mortgage, Inc.                $ 33,456
   800    Tecumseh Products Company                             1,400    Thousand Trails, Inc.+                    16,156
             (Class A)                                 42,464     900    Three-Five Systems, Inc.+                 10,260
   100    Tejon Ranch Co.+                              3,260   4,000    Ticketmaster Online-CitySearch,
 1,400    Tekelec+                                     11,242               Inc. (Class B)+                        74,840
   300    Telaxis Communications Corporation+             195   2,400    Tidewater Inc.                            79,008
   200    Telecommunication Systems, Inc.                       1,300    Tier Technologies, Inc. (Class B)+        23,166
             (Class A)+                                   400   1,600    The Timberland Company (Class A)+         57,312
 1,600    Teledyne Technologies Incorporated+          32,976   1,900    Time Warner Telecom Inc. (Class A)+        3,192
 1,600    Teleflex Incorporated                        91,440   3,000    The Timken Company                        66,990
 2,200    Telephone and Data Systems, Inc.            133,210   3,000    The Titan Corporation+                    54,870
 3,100    TeleTech Holdings, Inc.+                     29,574   3,500    Titan International, Inc.                 14,525
 1,800    Telik, Inc.+                                 22,500   2,800    Titan Pharmaceuticals, Inc.+               9,380
 1,800    Tellium, Inc.+                                1,674   1,300    Titanium Metals Corporation+               4,550
   200    Tellular Corporation+                           634   2,100    TiVo Inc.+                                 7,791
   200    TenFold Corporation+                             74   1,700    The Topps Company, Inc.+                  17,102
   500    Tennant Company                              19,800   3,000    Toll Brothers, Inc.+                      87,900
   200    Tenneco Automotive Inc.+                      1,320   1,100    Tollgrade Communications, Inc.+           16,137
   600    TeraForce Technology Corporation+               138   1,600    Tom Brown, Inc.+                          45,360
 4,200    Terayon Communication Systems,                          900    Too Inc.+                                 27,720
             Inc.+                                      5,586   2,066    Tootsie Roll Industries, Inc.             79,665
 1,144    Terex Corporation+                           25,729   1,300    Tor Minerals International, Inc.+          1,560
 7,000    Terra Industries, Inc.+                      14,560     600    The Toro Company                          34,104
 2,900    Terra Nitrogen Company, LP+                  16,965   7,800    Total System Services, Inc.              146,718
 8,000    Terremark Worldwide, Inc.+                    4,960   4,200    Touch America Holdings, Inc.+             11,550
 4,000    Tesoro Petroleum Corporation+                31,000   1,600    Tower Automotive, Inc.+                   22,320
 1,125    Tetra Tech, Inc.+                            16,538     100    Town & Country Trust                       2,240
   300    Texas Biotechnology Corporation+              1,170     900    Toymax International, Inc.+                3,933
   800    Texas Industries, Inc.                       25,192     500    Tractor Supply Company+                   35,495
 1,000    Texas Regional Bancshares, Inc.                       7,700    Tradestation Group Inc.+                   9,392
             (Class A)                                 32,440     500    Trammell Crow Company+                     7,225
 2,000    Therasense, Inc.+                            36,940   1,600    Trans World Entertainment
   900    Thermadyne Holdings Corporation+                162               Corporation+                            9,328
 2,800    Thermatrix Inc.+                                  -   2,300    Transaction Systems Architects,
 2,000    Therma-Wave Inc.+                            22,780               Inc. (Class A)+                        27,048
   500    Thermwood Corporation+                          615   2,100    Transatlantic Holdings, Inc.             168,000
 4,000    Third Wave Technologies+                      8,960   1,100    Transcontinental Realty Investors,
 1,300    Thistle Group Holdings, Co.                  15,001               Inc.+                                  21,802
   100    Thomas Industries Inc.                        2,880     900    Transgenomic, Inc.+                        2,268
 1,300    Thomaston Mills, Inc. (Class A)+                  1     100    Trans-Industries, Inc.+                      380
   700    Thor Industries, Inc.                        49,882   1,400    Transkaryotic Therapies, Inc.+            50,470
 1,300    Thoratec Laboratories Corporation+           11,687   5,400    Transmeta Corporation+                    12,690

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 2,400    TransMontaigne Inc.+                       $ 14,520     100    Twin Disc, Incorporated                 $  1,480
 1,500    Transnational Financial Network+              1,500     400    Twinlab Corporation+                         176
   300    TransTechnology Corporation+                  3,405  13,258    Tyson Foods, Inc. (Class A)              205,632
 3,600    TranSwitch Corporation+                       2,304   3,100    UAL Corporation                           35,464
 7,600    Travelers Property Casualty Corp.                     1,100    UCBH Holdings, Inc.                       41,811
             (Class A)+                               134,520   1,200    UGI Corporation                           38,328
   500    Travis Boats & Motors, Inc.+                    825   1,900    UICI+                                     38,380
   900    Tredegar Corporation                         21,735     600    UIL Holdings Corporation                  32,676
   600    Tremont Corporation+                         17,880     610    UMB Financial Corporation                 28,591
   600    Trex Company, Inc.+                          18,840   2,500    UNOVA, Inc.+                              16,225
   200    Triad Guaranty Inc.+                          8,706   1,100    URS Corporation+                          30,800
 2,846    Triad Hospitals, Inc.+                      120,613     100    U.S. Aggregates, Inc.+                         1
 3,100    Triangle Pharmaceuticals, Inc.+               8,401   4,600    US Airways Group, Inc.+                   17,020
   900    Triarc Companies, Inc.+                      24,840  12,700    U.S. Gold Corporation+                     5,334
   300    TriCo Bancshares                              7,944   5,400    U.S. Industries, Inc.+                    18,630
 1,500    Trico Marine Services, Inc.+                 10,185     100    US LEC Corp. (Class A)+                      234
   200    Tricord Systems, Inc.+                           34   3,800    US Oncology, Inc.+                        31,654
 1,400    Trigon Healthcare, Inc.+                    140,812   1,100    U.S. Physical Therapy, Inc.+              22,341
 1,800    Trimble Navigation Limited+                  27,900     100    U.S. Timberlands Company, LP+                155
   900    Trimeris, Inc.+                              39,951   2,600    US Unwired Inc. (Class A)+                 7,280
 2,300    Trinity Industries, Inc.                     47,656  13,900    USA Networks, Inc.+                      325,955
   200    TriPath Imaging, Inc.+                          874     600    USANA Health Sciences, Inc.+               3,840
 1,700    Tripath Technology Inc.+                      1,785     760    U.S.B. Holding Co., Inc.                  15,466
   700    Tripos, Inc.+                                15,260   5,000    USEC Inc.                                 44,000
 4,845    TriQuint Semiconductor, Inc.+                31,056   1,100    USFreightways Corporation                 41,657
   100    Triton Network Systems, Inc.+                    59   1,800    USG Corporation+                          12,870
 2,300    Triton PCS Holdings, Inc. (Class A)+          8,970   1,000    USinternetworking, Inc.+                       -
   900    Triumph Group, Inc.+                         40,140  22,800    USTMAN Technologies, Inc.+                 1,026
   800    The TriZetto Group, Inc.+                     6,840   2,700    UbiquiTel Inc.+                            1,863
   900    Tropical Sportswear Int'l Corporation+       19,971   1,700    Ulticom, Inc.+                            11,526
   700    The Trust Company of New Jersey              17,989   1,000    Ultimate Electronics, Inc.+               25,910
 1,760    TrustCo Bank Corp NY                         23,179   1,300    Ultra Petroleum Corp.+                     9,867
 2,800    Trustmark Corporation                        71,540   1,600    Ultratech Stepper, Inc.+                  25,904
 1,300    Tuesday Morning Corporation+                 24,128     300    Unico American Corporation                 1,641
   900    Tularik Inc.+                                 8,253   3,200    Unifi, Inc.+                              34,880
   200    Tumbleweed Communications                               400    UniFirst Corporation                      10,120
             Corporation+                                 370     900    Unilab Corporation+                       24,651
 2,600    Turnstone Systems, Inc.+                      9,698     900    Uni-Marts, Inc.+                           2,295
   100    Tut Systems, Inc.+                              143     900    Union Bankshares Corporation              24,381
   200    Tvia, Inc.+                                     204   6,200    UnionBanCal Corporation                  290,470
 1,100    Tweeter Home Entertainment                            3,900    Uniroyal Technology Corporation+             390
             Group, Inc.+                              17,974   1,300    UniSource Energy Corporation              24,180

54

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
 1,400    Unit Corporation+                          $ 24,290   1,100    Urban Outfitters, Inc.+                 $ 38,192
 1,300    United Auto Group, Inc.+                     27,170     600    Urologix, Inc.+                            7,674
   220    United Bancorp, Inc.                          2,882   1,300    Urstadt Biddle Properties                 13,065
 1,800    United Bankshares, Inc.                      52,884   1,100    Utah Medical Products, Inc.+              17,457
   100    United Capital Corp.+                         2,445   2,200    VA Linux Systems, Inc.+                    2,200
   400    United Community Banks, Inc.                 11,848     200    VASCO Data Security International,
 1,400    United Community Financial Corp.             13,104               Inc.+                                     368
   300    United Defense Industries, Inc.+              6,900     600    VCA Antech, Inc.+                          9,336
 4,300    United Dominion Realty Trust, Inc.           67,725   2,800    V.I. Technologies, Inc.+                  10,220
   100    United Fire & Casualty Company                3,778     400    VIA NET.WORKS, Inc.+                         316
   500    United Industrial Corporation                10,925     340    VIB Corp.+                                 4,422
   300    United Mobile Homes, Inc.                     3,897   2,200    VISX, Incorporated+                       23,980
   200    United National Bancorp                       4,600     200    VIVUS, Inc.+                               1,354
 1,400    United Natural Foods, Inc.+                  27,300     500    VSI Holdings, Inc.+                           35
 2,302    United Online, Inc.+                         27,670   1,200    Vail Banks, Inc.                          16,188
15,320    United Parcel Service, Inc. (Class B)       946,010     400    Vail Resorts, Inc.+                        6,840
   700    United Park City Mines Company+              16,975   2,100    Valassis Communications, Inc.+            76,650
 2,800    United Rentals, Inc.+                        61,040   1,800    Valence Technology, Inc.+                  2,484
   500    United Road Services, Inc.+                     170   5,800    Valentis, Inc.+                            7,772
 3,400    United States Cellular Corporation+          86,530   4,100    Valero Energy Corporation                153,422
 1,300    United Stationers, Inc.+                     39,520   4,800    Valhi, Inc.                               75,024
 1,300    United Surgical Partners                                200    ValiCert, Inc.+                              144
             International, Inc.+                      39,663   1,200    Valley Media, Inc.+                            -
 1,400    United Therapeutics Corporation+             17,304   3,831    Valley National Bancorp                  106,502
 6,700    UnitedGlobalCom Inc. (Class A)+              18,425     500    Valley National Gases
   600    Unitil Corporation                           17,928               Incorporated+                           3,575
 2,700    Unitrin, Inc.                                96,579     300    Valmont Industries, Inc.                   6,099
 9,900    UniverCell Holdings, Inc.+                      990   2,000    The Valspar Corporation                   90,280
12,900    Universal Access Global Holdings                      3,600    Value City Department Stores, Inc.+       10,080
             Inc.+                                      2,438     100    Value Line, Inc.                           4,113
 2,100    Universal American Financial Corp.+          14,091     977    ValueClick, Inc.+                          3,165
 1,900    Universal Compression Holdings,                       2,100    ValueVision International, Inc.
             Inc.+                                     45,581               (Class A)+                             38,115
 1,200    Universal Corporation                        44,040     200    Vanguard Airlines, Inc.+                     250
   700    Universal Display Corporation+                5,810     700    Vans, Inc.+                                5,685
   600    Universal Electronics Inc.+                   8,976   3,800    Varco International, Inc.+                66,652
   200    Universal Forest Products, Inc.               4,684     100    Variagenics, Inc.+                           127
   500    Universal Health Realty Income Trust         13,200   1,700    Varian Inc.+                              56,015
 2,400    Universal Health Services, Inc.                       2,700    Varian Medical Systems, Inc.+            109,485
             (Class B)+                               117,600   1,300    Varian Semiconductor Equipment
   700    Universal Mfg. Co.+                           1,064               Associates, Inc.+                      44,109
   832    Unizan Financial Corp.                       17,813   2,300    Vasomedical, Inc.+                         6,095

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                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   300    Vastera, Inc.+                             $  1,317   1,300    Visual Networks, Inc.+                  $  1,833
 1,900    VaxGen, Inc.+                                10,526     500    Vital Signs, Inc.                         18,075
 1,170    Vector Group Ltd.                            20,592   2,700    VitalWorks Inc.+                          22,140
 2,700    Vectren Corporation                          67,770     700    Vitria Technology, Inc.+                     672
 1,200    Veeco Instruments Inc.+                      27,732     600    Volt Information Sciences, Inc.+          14,694
   400    Ventana Medical Systems, Inc.+                8,780   4,200    Vornado Realty Trust                     194,040
 2,800    Ventas, Inc.                                 35,700     200    Vyyo Inc.+                                   168
 2,600    Ventiv Health, Inc.+                          7,332   1,700    W Holding Company, Inc.                   41,140
   300    Verado Holdings, Inc. (Class B)+                 16   1,300    WCI Communities, Inc.+                    37,635
 1,600    Verint Systems Inc.+                         18,076     600    WD-40 Company                             16,656
 9,358    VeriSign, Inc.+                              67,284   1,600    WESCO International, Inc.+                10,080
 1,300    Verisity Ltd.+                               22,542   1,260    WFS Financial Inc.+                       34,537
 2,100    Veritas DGC Inc.+                            26,460   1,900    WGL Holdings Inc.                         49,210
 2,100    Verity, Inc.+                                23,289   1,000    W-H Energy Services, Inc.+                22,160
    50    Versata, Inc.+                                   60   6,500    WJ Communications, Inc.+                   7,540
   100    Versicor, Inc.+                               1,345     800    WMS Industries Inc.+                       9,800
   300    Vertel Corporation+                              36     900    W.P. Carey & Co. LLC                      20,250
   200    Vertex Interactive, Inc.+                        16   1,200    WPS Resources Corporation                 48,996
 2,862    Vertex Pharmaceuticals Incorporated+         46,593     500    W.R. Grace & Co.+                          1,500
 4,600    VerticalNet, Inc.+                              874     400    WSFS Financial Corporation                10,348
 3,600    Viad Corp.                                   93,600     200    WVS Financial Corp.                        3,164
   100    Viador Inc.+                                     12   1,400    Wabash National Corporation               14,000
   200    The viaLink Company+                             24     700    Wabtec Corporation                         9,975
   600    Viant Corporation+                              732     800    Wackenhut Corrections Corporation+        11,680
 2,100    ViaSat, Inc.+                                17,703   3,100    Waddell & Reed Financial, Inc.
   300    Viasys Healthcare Inc.+                       5,235               (Class A)                              71,052
   900    Viasystems Group, Inc.+                          63   1,600    Wallace Computer Services, Inc.           34,400
   800    Vical Incorporated+                           4,224   1,600    Walter Industries, Inc.                   21,360
   200    Vicinity Corporation+                           400   1,400    Warren Bancorp, Inc.                      16,688
 1,700    Vicor Corporation+                           11,883     300    Warwick Valley Telephone Company          18,225
   300    Viewpoint Corporation+                        1,446   2,804    Washington Federal, Inc.                  70,829
 9,800    Vignette Corporation+                        19,306     355    The Washington Post Company              193,475
 2,200    Viisage Technology, Inc.+                    10,824   1,100    Washington Real Estate
 2,600    Vintage Petroleum, Inc.                      30,940               Investment Trust                       31,790
 4,400    Vion Pharmaceuticals, Inc.+                   1,716     500    Washington Trust Bancorp, Inc.            11,845
   200    Virage Logic Corporation+                     2,604   1,100    Waste Connections, Inc.+                  34,364
13,900    Viragen, Inc.+                                9,591   1,300    WatchGuard Technologies, Inc.+             6,682
   900    Virbac Corporation+                           5,742     300    Watsco, Inc.                               5,475
   220    Virco Mfg. Corporation                        2,882     200    Watson Wyatt & Company Holdings+           4,844
   600    Virginia Commerce Bancorp, Inc.+             15,869   1,100    Watts Industries, Inc. (Class A)          21,835
   900    ViroPharma Incorporated+                      1,287   2,100    Wausau - Mosinee Paper Corporation        25,305
 5,926    Vishay Intertechnology, Inc.+               130,372   2,000    Wave Systems Corp. (Class A)+              2,860

56

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                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         SHARES
  HELD    ISSUE                                         VALUE    HELD    ISSUE                                      VALUE
-------------------------------------------------------------------------------------------------------------------------
   100    Wayne Savings Bancshares, Inc.             $  2,050   1,100    Whitehall Jewellers, Inc.+              $ 22,825
 2,200    Waypoint Financial Corp.                     43,010   1,700    Whitman Education Group, Inc.+            10,098
 4,300    Weatherford International Ltd.+             185,760   1,550    Whitney Holding Corporation               47,647
 1,800    WebEx Communications, Inc.+                  28,620   2,200    Whole Foods Market, Inc.+                106,084
   400    WebLink Wireless, Inc.+                           2     300    Wickes Inc.+                                 522
12,500    WebMD Corporation+                           70,375   1,100    Wild Oats Markets, Inc.+                  17,710
 2,900    webMethods, Inc.+                            28,710     800    Willamette Valley Vineyards, Inc.+         1,120
 1,000    Websense, Inc.+                              25,570     900    Williams Energy Partners LP               30,150
 2,000    Webster Financial Corporation                76,480   4,500    Williams-Sonoma, Inc.+                   137,970
   200    Webvan Group Inc.+                                -     200    Willis Lease Finance Corporation+            968
 4,200    Weight Watchers International,                        2,600    Wilmington Trust Corporation              79,300
             Inc.+                                    182,448     800    Wilson Greatbatch Technologies, Inc.+     20,384
 2,050    Weingarten Realty Investors                  72,570   1,600    Wilsons The Leather Experts Inc.+         22,400
   300    Weirton Steel Corporation+                      240   4,300    Wind River Systems, Inc.+                 21,543
 1,100    Weis Markets, Inc.                           40,964     200    Wink Communications, Inc.+                   578
 1,300    Wellman, Inc.                                21,775     500    Winnebago Industries, Inc.                22,000
   900    Wellsford Real Properties Inc.+              18,630   1,050    Wintrust Financial Corporation            36,298
 2,600    Werner Enterprises, Inc.                     55,406     200    Wire One Technologies, Inc.+                 400
   900    WesBanco, Inc.                               21,339   1,900    Wireless Facilities, Inc.+                 9,310
   302    Wesco Financial Corporation                  91,083   4,700    Wisconsin Energy Corporation             118,769
 2,600    West Corporation+                            57,356     200    Witness Systems, Inc.+                     1,476
 1,300    West Marine, Inc.+                           16,588     900    Wolverine Tube, Inc.+                      6,795
   600    West Pharmaceutical Services, Inc.           19,254   2,400    Wolverine World Wide, Inc.                41,880
   500    Westaff, Inc.+                                1,450     900    Women First HealthCare, Inc.+              6,975
 1,400    Westamerica Bancorporation                   55,384     200    Women's Golf Unlimited Inc.+                 190
 2,800    Westar Energy, Inc.                          42,980     500    Woodhead Industries, Inc.                  8,570
   300    WestCoast Hospitality Corporation+            2,064     500    Woodward Governor Company                 29,560
 1,121    Westcorp                                     35,816     600    World Acceptance Corporation+              5,040
   400    Westell Technologies, Inc.+                     620     400    World Fuel Services Corporation            9,760
 5,900    Western Digital Corporation+                 19,175     100    World Wrestling Federation
 1,200    Western Gas Resources, Inc.                  44,880               Entertainment, Inc.+                    1,460
 5,200    Western Wireless Corporation                          4,800    WorldCom, Inc.-MCI Group                   1,080
             (Class A)+                                16,848     200    WorldGate Communications, Inc.+              276
 4,200    WestPoint Stevens Inc.+                      16,254     900    Wright Medical Group, Inc.+               18,144
 2,082    Westport Resources Corporation+              34,145     700    Wyndham International, Inc.+                 812
 4,300    Westwood One, Inc.+                         143,706   3,500    XM Satellite Radio Holdings Inc.
 1,175    The Wet Seal, Inc. (Class A)+                28,553               (Class A)+                             25,725
   100    Weyco Group, Inc.                             3,998  20,500    XO Communications, Inc. (Class A)+           410
   100    White Electronic Designs                              1,000    XOMA Ltd.+                                 3,990
             Corporation+                                 752     900    X-Rite, Incorporated                       7,740
   347    White Mountains Insurance                             4,950    XTO Energy, Inc.                         101,970
             Group Inc.                               109,825   1,300    Xanser Corporation+                        2,366

S C H E D U L E
===============-----------------------------------------------------------------
                of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

SHARES                                                        FACE
  HELD      ISSUE                                   VALUE   AMOUNT     ISSUE                                         VALUE
--------------------------------------------------------------------------------------------------------------------------
   900      Xicor, Inc.+                      $     3,636              TOTAL INVESTMENTS
 2,600      Xybernaut Corporation+                  1,430              (Cost - $112,854,424) - 101.5%         $104,186,379
 1,700      The Yankee Candle Company, Inc.+       46,053              VARIATION MARGIN ON
 1,200      Yellow Corporation+                    38,880                FINANCIAL FUTURES
 1,500      York International Corporation         50,685                CONTRACTS** - 0.0%                         19,605
   900      York Research Corporation+                 14              LIABILITIES IN EXCESS OF
 1,200      Young Broadcasting Inc. (Class A)+     21,336                OTHER ASSETS - (1.5%)                  (1,537,765)
   200      Z-Tel Technologies, Inc.+                 166                                                     ------------
 1,400      Zale Corporation+                      50,750              NET ASSETS - 100%                      $102,668,219
   100      Zapata Corporation+                     3,030                                                     ============
 1,300      Zebra Technologies Corporation
              (Class A)+                           62,686   * Commercial Paper is traded on a discount basis; the
   600      Zenith National Insurance Corp.        19,110     interest rates shown reflect the discount rates paid
   100      The Ziegler Companies, Inc.             1,500     at the time of purchase by the Series.
 7,300      Zila, Inc.+                             7,373
   700      ZixIt Corporation+                      3,836   **Financial futures contracts purchased as of June 30, 2002,
   400      Zoll Medical Corporation+              13,012     were as follows:
 1,300      Zomax Incorporated+                     5,070
 1,550      Zoran Corporation+                     35,510   NUMBER OF                            EXPIRATION
   700      Zygo Corporation+                       5,635   CONTRACTS    ISSUE                         DATE          VALUE
   200      Zymogentics, Inc.+                      1,764   --------------------------------------------------------------
                                              -----------           4    Russell 2000 Index  September 2002     $  926,700
                                                                   14    S&P 400 Midcap      September 2002      3,432,100
            TOTAL STOCKS, WARRANTS,& RIGHTS                                                                     ----------
            (Cost - $106,830,170) - 95.6%      98,162,125   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
                                              -----------   (Total Contract Price - $4,368,181)                 $4,358,800
                                                                                                                ==========
  FACE
AMOUNT                                                      (a) The security may be offered and sold to "qualified
                                                                institutional buyers" under  Rule 144A of the Securities
             SHORT-TERM SECURITIES                              Act of 1933.

             COMMERCIAL PAPER*                              (b) Warrants entitle the Series to purchase a predetermined
$4,025,000   General Electric Capital Corp.,                    number of shares of stock/face amount of bonds and are
               1.98% due 7/01/2002            $ 4,024,557       non-income-producing. The purchase price and number of
 2,000,000   San Paolo IMI US Financial                         shares of stock/face amount of bonds are subject to
               Company, 1.82%                                   adjustment under certain conditions until the expiration
               due 7/02/2002                    1,999,697       date.
                                               ----------
             TOTAL SHORT-TERM SECURITIES                    (c) The rights may be exercised until 11/28/2003.
             (Cost - $6,024,254) - 5.9%         6,024,254
                                               ----------   +   Non-income-producing security.

                                                               See accompanying notes to financial statements.

58

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

ASSETS

   Investments, at value (including securities
       loaned of $943,479) (identified cost-$112,854,424)                                   $104,186,379
   Investments held as collateral for loaned securities, at value                              1,133,000
   Cash on deposit for financial futures contracts                                               419,275
   Cash                                                                                              482
   Receivables:
     Securities sold                                                    $15,251,483
     Dividends                                                               71,006
     Contributions                                                           48,392
     Variation margin                                                        19,605
     Investment adviser                                                      11,761
     Loaned securities                                                        7,868           15,410,115
                                                                        -----------
   Prepaid expenses                                                                                4,574
                                                                                            ------------
Total assets                                                                                 121,153,825
                                                                                            ------------

LIABILITIES

   Collateral on securities loaned, at value                                                   1,133,000
   Payables:
     Securities purchased                                                17,090,339
     Withdrawals                                                            173,614           17,263,953
                                                                        -----------
   Accrued expenses and other liabilities                                                         88,653
                                                                                            ------------
Total liabilities                                                                             18,485,606
                                                                                            ------------
Net assets                                                                                  $102,668,219
                                                                                            ============
NET ASSETS CONSIST OF:

   Investors' capital                                                                       $111,345,645
   Unrealized depreciation on investments - net                                               (8,677,426)
                                                                                            ------------
Net assets                                                                                  $102,668,219
                                                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of $541 foreign withholding tax)                                   $   474,413
   Interest                                                                               46,566
   Securities lending - net                                                                8,745
   Other                                                                                  22,953
                                                                                     -----------
Total income                                                                             552,677
                                                                                     -----------
EXPENSES

   Professional fees                                                 $39,921
   Offering costs                                                      9,012
   Accounting services                                                 8,895
   Custodian fees                                                      6,990
   Investment advisory fees                                            5,306
   Trustees' fees and expenses                                           844
   Dividends on short sales                                              670
   Printing and shareholder reports                                      123
   Other                                                               1,410
                                                                 -----------
Total expenses before reimbursement                                   73,171
   Reimbursement of expenses                                         (30,051)
                                                                 -----------
Total expenses after reimbursement                                                        43,120
                                                                                     -----------
Investment income - net                                                                  509,557
                                                                                     -----------
REALIZED & UNREALIZED LOSS ON INVESTMENTS - NET
   Realized loss from investments - net                                                 (814,475)
   Change in unrealized appreciation/depreciation on
     investments - net                                                                (8,788,443)
                                                                                     -----------
Total realized and unrealized loss on investments - net                               (9,602,918)
                                                                                     -----------
Net decrease in net assets resulting from operations                                 $(9,093,361)
                                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                                                                          FOR THE             FOR THE
                                                                       SIX MONTHS          YEAR ENDED
                                                                   ENDED JUNE 30,        DECEMBER 31,
                                                                   ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            2002                2001
                                                                   ----------------------------------
OPERATIONS

    Investment income - net                                          $    509,557        $    664,085
    Realized loss on investments - net                                   (814,475)         (1,813,811)
    Change in unrealized appreciation/depreciation
      on investments - net                                             (8,788,443)          1,631,879
                                                                    ---------------------------------
Net increase (decrease) in net assets resulting from
      operations                                                       (9,093,361)            482,153
                                                                    ---------------------------------

CAPITAL TRANSACTIONS

    Proceeds from contributions                                        19,714,695         117,560,276
    Fair value of withdrawals                                         (12,791,053)        (34,009,875)
                                                                    ---------------------------------
Net increase in net assets derived from capital
    transactions                                                        6,923,642          83,550,401
                                                                    ---------------------------------
NET ASSETS

Total increase (decrease) in net assets                                (2,169,719)         84,032,554
Beginning of period                                                   104,837,938          20,805,384
                                                                    ---------------------------------
End of period                                                        $102,668,219        $104,837,938
                                                                    =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

F I N A N C I A L
=================---------------------------------------------------------------
                  HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                                    FOR THE                 FOR THE             FOR THE PERIOD
                                           SIX MONTHS ENDED              YEAR ENDED         OCT. 27, 2000,+ TO
                                               JUNE 30,2002       DECEMBER 31, 2001          DECEMBER 31, 2000
                                           -------------------------------------------------------------------
TOTAL INVESTMENT RETURN                               (8.17%)#               (9.03%)                        -

RATIOS TO AVERAGE NET ASSETS

Expenses, net of reimbursement                          .08%*                  .08%                       .08%*
Expenses                                                .14%*                  .28%                       .65%*
Investment income - net                                 .96%*                 1.33%                      2.02%*

SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $102,668               $104,838                    $20,805
Portfolio turnover                                    19.86%                 97.51%                      8.88%

*  Annualized.
#  Aggregate total investment return.
+  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

                    A. VALUATION OF INVESTMENTS - Portfolio securities
                       that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New
                       York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                       which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

                    B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may
                       engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                       FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                       OPTIONS - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security

64

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                       acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                       Written and purchased options are non-income-producing investments.

                       FORWARD FOREIGN EXCHANGE CONTRACTS - The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

                       FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures,and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S.-dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

                    C. INCOME TAXES - The Series is classified as a
                       partnership for federal income tax purposes. As a partnership for federal income tax purposes, the Series will not incur federal income tax liability. Items of partnership income, gain, loss,and deduction will pass through to investors as partners in the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest,

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                       dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

                    D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -
                       Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis

                    E. SECURITIES LENDING - The Series may lend
                       securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

66

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

                 FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment,and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series net assets. For the six months ended June 30, 2002, FAM earned fees of $5,306, all of which was waived. FAM also reimbursed the Series for additional expenses of $24,745.

                 The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of June 30, 2002, the Series lent securities with a value of $142,676 to MLPF&S. Pursuant to that order, the Series also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $1,133,000 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended June 30, 2002, QA Advisors received $3,052 in securities-lending agent fees.

                 In addition, MLPF&S received $1,059 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2002.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                 For the six months ended June 30, 2002, the Series reimbursed FAM $898 for certain accounting services.

                 Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS
--------------------------------------------------------------------------------

                 Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002, were $27,471,402 and $20,203,484, respectively.

                 Net realized gains (losses) for the six months ended June
                 30, 2002, and net unrealized losses as of June 30, 2002, were as follows:

                                 REALIZED       UNREALIZED
                           GAINS (LOSSES)           LOSSES
                           -------------------------------
Long-term investments          $(314,542)     $(8,668,045)
Short-term investments               677                -
Financial futures contracts     (500,610)          (9,381)
                               --------------------------
Total investments              $(814,475)     $(8,677,426)
                               ==========================

                 As of June 30, 2002, net unrealized depreciation for federal income tax purposes aggregated $8,668,045, of which $8,854,259 related to appreciated securities and $17,522,304 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for federal income tax purposes was $112,854,424.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

                 The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A., and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful

68

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2002 (UNAUDITED)

                 purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.

N O T E S
=========-----------------------------------------------------------------------

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

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                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

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                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

        INVESTMENT ADVISER,    USAA Investment Management Company
               UNDERWRITER,    9800 Fredericksburg Road
            AND DISTRIBUTOR    San Antonio, Texas 78288

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    Chase Manhattan Bank
                               4 Chase MetroTech, 18th Floor
                               Brooklyn, New York 11245

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
          USAA TOUCHLINE(R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

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[LOGO]             9800 Fredericksburg Road                      -----------
USAA(R)            San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
                                                                   Postage
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